As filed with the Securities and Exchange Commission on January 30, 2002
                                                Securities Act File No. 33-17604
                                       Investment Company Act File No. 811-05347


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                        --------


                  Pre-Effective Amendment No.
                                                     ---------
                  Post-Effective Amendment No.            24                X
                                                     ---------          --------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                        --------

                  Amendment No.                           25                X
                                                     ---------          --------


                           THE TREASURER'S FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                          c/o Gabelli Fixed Income LLC

                    ONE CORPORATE CENTER, RYE, NEW YORK 10580
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code 1-800-877-3863

                                 Ronald S. Eaker
                            Gabelli Fixed Income LLC
                              One Corporate Center
                               Rye, New York 10580
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Michael R. Rosella, Esq.
                     Paul, Hastings, Janofsky and Walker LLP
                         75 East 55th Street, 55th floor
                            New York, New York 10022


It is proposed that this filing will become effective (check appropriate box):


         immediately upon filing pursuant to paragraph (b); or
  ------
     X   on February 28, 2002 pursuant to paragraph (b); or
  ------
         60 days after filing pursuant to paragraph (a)(1); or
  ------
         on [____] pursuant to paragraph (a)(1); or
  ------
         75 days after filing pursuant to paragraph (a)(2); or
  ------
         on [____] pursuant to paragraph (a)(2) of Rule 485.
  ------

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a
  ------
         previously filed post-effective amendment.

                           THE TREASURER'S FUND, INC.
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                              One Corporate Center
                               Rye, New York 10580
                         1-800-GABELLI [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              (Current yield information may be obtained by calling
                         1-800-GABELLI after 6:00 P.M.)


--------------------------------------------------------------------------------
                                   QUESTIONS?
                               Call 1-800-GABELLI
                          or your financial consultant.
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                                TABLE OF CONTENTS

INTRODUCTION ................................    2


INVESTMENT AND PERFORMANCE SUMMARY ..........    2


ADDITIONAL INVESTMENT AND

    RISK INFORMATION ........................    6


MANAGEMENT OF THE PORTFOLIOS ................    8
         Purchase of Shares .................    9
         Redemption of Shares ...............    10
         Exchange of Shares .................    12
         Pricing of Portfolio Shares ........    12
         Dividends and Distributions ........    13
         Tax Information ....................    13
         Mailings to Shareholders ...........    13

FINANCIAL HIGHLIGHTS ........................    13



 THE
 TREASURER'S
 FUND,
 INC.

 U.S. TREASURY MONEY MARKET PORTFOLIO
   o    U.S. TREASURY
        MONEY MARKET CLASS
 DOMESTIC PRIME MONEY MARKET PORTFOLIO

   o    DOMESTIC PRIME
        MONEY MARKET CLASS

 TAX EXEMPT MONEY MARKET PORTFOLIO
   o    TAX EXEMPT
        MONEY MARKET CLASS

PROSPECTUS


FEBRUARY 28, 2002


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                  INTRODUCTION

The Treasurer's Fund, Inc. (the "Fund") is a mutual fund designed to meet the distinctive cash management objectives of treasurers and financial officers of corporations and other institutions and individuals. The Fund currently offers five separate investment portfolios, three of which are described by this Prospectus. This Prospectus relates only to the following portfolios of the Fund (each a "Portfolio", collectively the "Portfolios") and the respective class of each Portfolio.

o U. S. Treasury Money Market Portfolio ("U.S. Treasury Portfolio")
         o U.S. Treasury Money Market Class

o Domestic Prime Money Market Portfolio ("Domestic Prime Portfolio")
         o Domestic Prime Money Market Class

o Tax Exempt Money Market Portfolio ("Tax Exempt Portfolio")
         o Tax Exempt Money Market Class


The Portfolios are "money market funds" which invest in short-term investments. The Portfolios are advised by Gabelli Fixed Income LLC (the "Advisor"). Each Portfolio's investment objective is fundamental and may be changed only with the approval of a majority of the outstanding shares of the Portfolio. Each Portfolio has another class of shares which is offered in another prospectus through participating organizations ("Cash Management Class") which have differing expenses.


                       INVESTMENT AND PERFORMANCE SUMMARY

                      U.S. TREASURY MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE:

The Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:


The Portfolio invests primarily in short-term U.S. Treasury obligations, which have effective maturities of 397 days or less and in repurchase agreements that are collateralized by U.S. Treasury obligations.


PRINCIPAL RISKS:

The Portfolio is subject to the risk of loss of state tax exemption if minimum levels of U.S. Treasury obligations are not maintained. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

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YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o    you are seeking preservation of capital
         o    you have a low risk tolerance
         o you are willing to accept lower potential returns in exchange for a higher degree of safety
         o    you are investing in short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

                      DOMESTIC PRIME MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE:

The Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:


The Portfolio invests in short-term, prime quality, domestic debt obligations, which have effective maturities of 397 days or less.


PRINCIPAL RISKS:

The Portfolio is subject to the risk that the value of any fixed rate investments will generally decline when interest rates increase. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

         o    you are seeking preservation of capital
         o    you have a low risk tolerance
         o you are willing to accept lower potential returns in exchange for a higher degree of safety
         o    you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

--------------------------------------------------------------------------------

                        TAX EXEMPT MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE:

The Portfolio's investment objectives are to maximize current income that is exempt from federal income tax and to maintain liquidity and a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES:


The Portfolio invests primarily in short-term municipal debt obligations which are exempt from federal income tax and have effective maturities of 397 days or less.


PRINCIPAL RISKS:

The Portfolio is subject to the risk that interest on certain securities may be subject to state and local taxes. The Portfolio will not be exempt from federal income tax with respect to taxable obligations and municipal obligations that the Internal Revenue Service ("IRS") has successfully asserted are not tax-exempt obligations. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:


         o    you are seeking preservation of capital
         o    you have a low risk tolerance
         o you are willing to accept lower potential returns in exchange for a higher degree of safety and/or income that is exempt from federal income tax


         o    you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

         o you are aggressive in your investment approach or you desire a relatively high rate of return

PERFORMANCE:


The bar charts and tables that follow provide an indication of the risks of investing in the Portfolios by showing changes in each Portfolio's performance from year to year and average annual returns for one, five and ten years. Performance figures reflect the historical performance of each Portfolio's Money Market Class shares from December 31, 1991 through December 31, 2001. For current yield information on the Portfolios, call 1-800-GABELLI (1-800-422-3554). The Portfolios' yields appear in the WALL STREET JOURNAL each Thursday.

As with all mutual funds, the Portfolios' past performance does not predict how the Portfolios will perform in the future.

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                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31



U.S. TREASURY PORTFOLIO


  Best Quarter:     4th     2000    1.42%
  Worst Quarter:    4th     2001    0.42%


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          1992               3.31
                          1993               2.60
                          1994               3.66
                          1995               5.35
                          1996               4.78
                          1997               4.96
                          1998               4.93
                          1999               4.41
                          2000               5.45
                          2001               3.39


DOMESTIC PRIME PORTFOLIO


  Best Quarter:     4th     2000    1.50%
  Worst Quarter:    4th     2001    0.49%



                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          1992               3.50
                          1993               2.89
                          1994               3.88
                          1995               5.59
                          1996               5.00
                          1997               5.17
                          1998               5.07
                          1999               4.72
                          2000               5.85
                          2001               3.59




TAX EXEMPT PORTFOLIO


  Best Quarter:     2nd     2000    0.92%
  Worst Quarter:    4th     2001    0.35%



                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          1992               2.89
                          1993               2.09
                          1994               2.41
                          1995               3.44
                          1996               2.98
                          1997               3.18
                          1998               3.00
                          1999               2.81
                          2000               3.57
                          2001               2.23





         AVERAGE ANNUAL TOTAL RETURNS
    (FOR THE PERIODS ENDED DECEMBER 31, 2001)         PAST ONE YEAR     PAST FIVE YEARS     PAST TEN YEARS
     ---------------------------------------          -------------     ---------------     --------------
   U.S. Treasury Money Market Portfolio .............       3.39%             4.62%               4.27%
   Domestic Prime Money Market Portfolio ............       3.59%             4.87%               4.52%
   Tax Exempt Money Market Portfolio ................       2.23%             2.95%               2.85%

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FEES AND EXPENSES OF THE PORTFOLIOS:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios.



                                                                  U.S.            DOMESTIC             TAX
                                                                TREASURY            PRIME            EXEMPT
                                                               PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                               ---------          ---------         ---------
SHAREHOLDER FEES:
     (fees paid directly from your investment *)                  None              None               None
ANNUAL PORTFOLIO OPERATING EXPENSES:
     (expenses that are deducted from Portfolio assets)
Management Fees                                                   0.30%             0.30%              0.30%
Distribution (12b-1) Expenses                                     None              None                None
Other Expenses**                                                  0.50%             0.49%              0.46%
                                                                ------            ------             ------
Total Annual Portfolio Operating Expenses                         0.80%             0.79%              0.76%
     Expense Reimbursement                                       (0.15)%           (0.19)%            (0.16)%
                                                                ------            ------             ------
Net Annual Portfolio Operating Expenses                           0.65%             0.60%              0.60%
                                                                ======            ======             ======

----------------------
     * There are no sales charges for purchasing or redeeming Portfolio shares nor fees to exchange to another Portfolio or fund.
     ** Other expenses include custodian, transfer agency and administrative fees incurred during the last fiscal year as well as additional fees for enhanced transfer agency services to be provided by participating organizations in the current fiscal year. The Advisor is contractually obligated to reimburse expenses to the extent necessary to maintain Total Annual Portfolio Operating Expenses at no more than 0.60% for the Money Market Class Shares of each of the Domestic Prime Portfolio and Tax Exempt Portfolio and 0.65% for the Money Market Class Shares of U.S. Treasury Portfolio. This arrangement is in effect through the Portfolios' fiscal year ending October 31, 2002 and is renewable annually.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Portfolios with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Portfolios for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              1 YEAR      3 YEARS        5 YEARS       10 YEARS
                              ------      -------        -------       --------
U.S. TREASURY PORTFOLIO         $61        $235           $425           $971
DOMESTIC PRIME PORTFOLIO        $61        $233           $420           $960
TAX EXEMPT PORTFOLIO            $61        $227           $407           $927



                   ADDITIONAL INVESTMENT AND RISK INFORMATION

                             U.S. TREASURY PORTFOLIO


Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury obligations, including U.S. Treasury bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance and repurchase agreements, which are collateralized by U.S. Treasury obligations. The Portfolio may also engage in reverse repurchase agreements. Shareholders will receive at least 60 days' prior notice of any change in the Portfolio's 80% investment policy.


Interest on U.S. Treasury obligations is specifically exempted from state and local income taxes under federal law. While shareholders in the U.S. Treasury Portfolio do not directly receive interest on U.S.

6
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Treasury  obligations,  the dividends  from the Portfolio are derived  primarily from such interest. Interest income derived from repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes.


Some  states  require  that,  in  order  for the  tax  exempt  character  of the
Portfolio's   interest  from  U.S.  Treasury  obligations  to  pass  through  to shareholders, the Portfolio must maintain specified minimum levels of U.S. Treasury obligation investments. If a state's requirement is not met, then none of the Portfolio's interest income would be tax exempt in that state. While the Portfolio does not specifically limit the amount of repurchase agreements which the Portfolio can enter into (other than the requirement that 80% of the Portfolio's net assets be invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations), the Portfolio will endeavor to maintain the levels necessary to preserve the pass-through of the Portfolio's tax exempt interest income from U.S. Treasury obligations. These state requirements may change and investors should consult their own tax advisors regarding these state tax issues.


                            DOMESTIC PRIME PORTFOLIO


The Portfolio will invest primarily in United States Government obligations, bank obligations, including certificates of deposit and bankers' acceptances, and commercial paper and other short-term domestic corporate obligations. Short-term domestic corporate obligations include corporate bonds, variable amount master demand notes and participations in corporate loans, with maturities of 397 days or less. For a further description of the obligations in which the Portfolio may invest, including the liquidity of participations in corporate loans, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

The Portfolio will only purchase high quality domestic money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risk and that are First Tier Eligible Securities at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. Because interest rates on fixed rate investments fluctuate in response to economic factors, the value of the Portfolio's investments generally increases as short-term interest rates fall and decreases as short-term interest rates rise.


                              TAX EXEMPT PORTFOLIO


The Portfolio intends to invest all of its assets in tax exempt obligations, and under normal market conditions, will invest at least 80% of its net assets, plus any borrowings for investment purposes, in tax exempt obligations; however, it reserves the right to invest up to 20% of its net assets in taxable obligations (including securities the interest income on which may be subject to alternative minimum tax). Such tax exempt obligations will consist of high quality municipal securities (including municipal bonds, municipal notes and municipal leases) which, in the opinion of bond counsel at the date of issuance, earn interest exempt from federal income tax and which have effective maturities of 397 days or less. Interest on these securities may be subject to state and local taxes.


The  Portfolio   will  only  purchase  high  quality  tax  exempt  money  market instruments that have been determined by the Fund's Board of Directors to present minimal credit risk and that are "Eligible Securities" at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. Interest income of the Portfolio will not be exempt from federal income tax with respect to the following:


                                                                               7
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   o   taxable obligations

   o municipal obligations that the IRS has successfully asserted are not tax exempt obligations


Payment of interest and preservation of capital are dependent on the continuing ability of issuers and/or obligors of municipal and public authority debt obligations to meet their payment obligations. Special factors may negatively affect the value of municipal securities, and, as a result, the Portfolio's share price. These factors include political or legislative changes, uncertainties relating to the tax status of the securities or the rights of investors in the securities. For a detailed description of municipal bonds, municipal notes, municipal leases and other municipal obligations and the quality requirements applicable to such obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.


                          MANAGEMENT OF THE PORTFOLIOS

THE ADVISOR. The Advisor, whose principal offices are located at One Corporate Center, Rye, NY 10580, is a Delaware limited liability company organized in 1997, and is the successor company to Gabelli-O'Connor Fixed Income Mutual Fund Management Co. which was formed in 1987. Through its portfolio management team, the Advisor makes investment decisions for the Portfolios and continuously reviews and administers the Portfolios' investment programs under the supervision of the Fund's Board of Directors.


As compensation for its services and the related expenses borne by the Advisor, for the fiscal year ended October 31, 2001, the Portfolios paid the Advisor a fee equal to 0.30% of the value of the Portfolios' average daily net assets. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Portfolio shares.

The Advisor contractually has agreed to reimburse expenses to the extent necessary to maintain Total Annual Portfolio Operating Expenses at no more than 0.60% for the Money Market Class Shares of each of the Domestic Prime Portfolio and Tax Exempt Portfolio and 0.65% for the Money Market Class Shares of the U.S. Treasury Portfolio. The expense reimbursement arrangement will continue until at least October 31, 2002 and is renewable annually.


THE DISTRIBUTOR. Gabelli & Company, Inc. (the "Distributor") serves as the Fund's distributor and is located at One Corporate Center, Rye, N.Y. 10580. The Distributor is affiliated with the parent company of the Advisor.


DISTRIBUTION ARRANGEMENTS. The Portfolios have each adopted a distribution and service plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. There are no fees or expenses chargeable to the Portfolios under the Plans, and the Fund's Board of Directors has adopted the Plans in case certain expenses of the Portfolios might be considered to constitute indirect payment by the Portfolios of distribution expenses. If a payment of advisory fees by the Fund to the Advisor should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments are authorized by the Plans.


The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing


8
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assistance  in  distributing  the  Fund's  shares.  The  Advisor,  in  its  sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which a Portfolio is required to pay to the Advisor for any fiscal year under its investment advisory agreement in effect for that year.

                               PURCHASE OF SHARES

You can purchase the Portfolios' shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase shares through the Distributor or through organizations that have special arrangements with the Fund ("Participating Organizations") through which they are compensated by the Fund for providing enhanced transfer agency services. Participating Organizations may charge additional fees and may require higher or lower minimum investments or impose other limitations on buying and selling shares.

         o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Treasurer's Fund, Inc.":

            BY MAIL                                   BY PERSONAL DELIVERY
            THE TREASURER'S FUND, INC.                THE TREASURER'S FUND, INC.
            P.O. BOX 8308                             C/O BFDS
            BOSTON, MA 02266-8308                     66 BROOKS DRIVE
                                                      BRAINTREE, MA 02184

You can obtain a subscription order form by calling 1-800-GABELLI (1-800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Portfolio(s) you wish to purchase.

         o BY BANK WIRE. To open an account using the bank wire system, first telephone the Fund at 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                                      STATE STREET BANK AND TRUST COMPANY
                                      ABA #011-0000-28
                                      RE: THE TREASURER'S FUND, INC.
                                      REF DDA #99046187
                                      RE: NAME OF PORTFOLIO
                                      ACCOUNT #__________
                                      ACCOUNT OF [REGISTERED OWNERS]
                                      225 FRANKLIN STREET, BOSTON, MA 02110

            If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers. If your wire is received by the Fund before noon, Eastern Time, you will begin earning dividends on the day of receipt.

         o PARTICIPATING ORGANIZATIONS. You may purchase shares through a Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

--------------------------------------------------------------------------------



SHARE PRICE. The Portfolios sell their shares at the net asset value next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $3,000. See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Participating Organizations may have different minimum investment requirements.


RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdall" Education Savingsplans for investment in the Portfolios' shares. Applications may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Portfolios through tax deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Portfolio shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $500. There is no minimum initial subsequent investment requirement for retirement plans. The Tax Exempt Money Market Portfolio does not accept investments for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Portfolios offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 1-800-GABELLI (1-800-422-3554) for more details about the plan.

TELEPHONE INVESTMENT PLAN. You may purchase additional shares of the Portfolios by telephone if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone investment. To initiate an ACH purchase, please call the Distributor at 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365.


GENERAL. The Fund will not issue share certificates. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.

                              REDEMPTION OF SHARES


You can redeem shares of the Portfolios on any Business Day. The Portfolios may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Portfolios cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Portfolios to suspend redemptions.


The Portfolios redeem their shares at the net asset value next determined after the Portfolios receive your redemption request. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.


You  may  redeem  shares  through  the  Distributor  or  through   Participating
Organizations.

  o BY LETTER. You may mail a letter requesting redemption of shares to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Portfolio(s), the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each

--------------------------------------------------------------------------------

       signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


   o BY TELEPHONE. You may redeem your shares in a direct registered account by calling either 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365
       (617-328-5000 from outside the United States), subject to a $25,000 limitation. YOU MAY NOT REDEEM SHARES HELD THROUGH AN IRA BY TELEPHONE. If State Street properly acts on telephone instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to telephone transactions. You may be responsible for any fraudulent telephone order in your account as long as State Street or the Fund takes reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Advisor (see "Exchange of Shares").

        1. TELEPHONE REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

        2. TELEPHONE REDEMPTION BY WIRE. The Fund accepts telephone requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or in a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. If you wish your bank to receive a wire on the day you place the telephone request, you must call the Fund by noon (Eastern Time).

   o PARTICIPATING ORGANIZATIONS. You may redeem shares through a Participating Organization which will transmit a redemption order to State Street on your behalf. A redemption request received from a Participating Organization will be effected at the net asset value next determined after State Street receives your request.

   o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call the Distributor at 1-800-GABELLI (1-800-422-3554) for more information about this plan.


   o BY CHECK DRAFT. You may write checks on your account in the amount of $500 or more. Simply request the check-writing service on your subscription order form and the Fund will send you checks. The Fund will not honor a check if (1) you purchased shares by check and the check has not cleared, (2) the check would close out your account, (3) the amount of the check is higher than funds available in your account, (4) the check is written for less than $500, or (5) the check contains an irregularity in the signature or otherwise. The Fund may change or terminate the check-writing service at any time.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA account) if their value falls below $3,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least $3,000.


REDEMPTION PROCEEDS. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Portfolio shares by check or through the Telephone Investment Plan, you may not receive proceeds from your redemptions until the check clears, which may take up to as many as 15 days following purchase. While

--------------------------------------------------------------------------------

the Fund will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES


You may exchange your shares in one Portfolio for shares in another Portfolio of the Fund or for shares of any other open-end fund managed by the Advisor or its affiliates, and offered for sale in your state, based on their relative net asset values. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through an exchange or details on the automatic monthly exchange privilege call 1-800-GABELLI (1-800-422-3554).


In effecting an exchange:

             o you must meet the minimum purchase requirements for the fund whose shares you purchase through exchange.

             o if you are exchanging into shares of a fund with a sales charge, you must pay the sales charge at the time of exchange.

             o  you may realize a taxable gain or loss.

             o you should read the prospectus of the fund whose shares you are purchasing. Call 1-800-GABELLI (1-800-422-3554) to obtain the prospectus.

You may exchange shares by telephone, by mail or through a Participating Organization.

   o EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone by calling 1-800-GABELLI (1-800-422-3554).


   o EXCHANGES BY MAIL. You may send a written request for exchanges to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar value or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.


   o EXCHANGES THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com.


We may modify or terminate the exchange privilege at any time. You will be given notice 60 days' prior to any material change in the exchange privilege.


                           PRICING OF PORTFOLIO SHARES


The net asset value per share of each Portfolio is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The net asset value per share of each  Portfolio is  determined at noon (Eastern
Time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value is computed by dividing the value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of its shares

--------------------------------------------------------------------------------

outstanding at the time the determination is made. The Portfolios each use the amortized cost method of valuing their portfolio securities to maintain a constant net asset value of $1.00 per share. Under this method of valuation, the Portfolios value their portfolio securities at their cost at the time of purchase and not at market value, thus minimizing fluctuations in value due to interest rate changes or market conditions.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends of net investment income for each Portfolio will be declared daily and paid monthly, and distributions of capital gains for the Portfolios, if any, will be paid annually. All dividends and distributions will be automatically reinvested for your account at net asset value in additional shares of the Portfolio(s) unless you request otherwise. To elect cash distributions, notify the Fund at The Treasurer's Fund, Inc., P.O. Box 8308, Boston, MA 02266-8308 or by telephone at 1-800-422-3554.

                                 TAX INFORMATION


The Portfolios expect that their distributions will consist primarily of net investment income or, if any, short-term capital gains as opposed to long-term capital gains. With respect to the U.S. Treasury and Domestic Prime Portfolios, dividends (including distributions from net investment income and short-term capital gains) are taxable to you as ordinary income. With respect to the Tax Exempt Portfolio, distributions of tax exempt income are not subject to regular federal income tax, but may be subject to the alternative minimum tax, and distributions of interest on taxable obligations, as well as any market discount or net short-term capital gains, are taxable as ordinary income. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. With respect to the U.S. Treasury Portfolio, distributions of interest on U.S. government obligations may be exempt from state and local taxes. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. Foreign shareholders generally will be subject to federal withholding tax.


This summary of tax consequences is intended for general information only. You should consult a tax advisor concerning the tax consequences of your investment in the Portfolios.

                             MAILINGS TO SHAREHOLDERS


In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling the Distributor at 1-800-GABELLI (1-800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.


                              FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the financial performance for the past five fiscal years for each of the Portfolios. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolios (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolios' financial statements and related notes, is included in the annual report, which is available upon request.

--------------------------------------------------------------------------------


Per share amounts for each Portfolio's shares outstanding throughout each year ended October 31,




U.S. TREASURY PORTFOLIO                              2001            2000             1999             1998             1997
                                                 -----------     -----------       -----------      -----------      ----------
OPERATING PERFORMANCE:
Net asset value, beginning of year ............  $      1.00     $      1.00       $      1.00      $      1.00      $     1.00
                                                 -----------     -----------       -----------      -----------      ----------
Net investment income .........................        0.039           0.052             0.042            0.048           0.047
Net realized and unrealized
     gain on investments ......................        0.001           0.000(a)             --            0.001           0.001
                                                 -----------     -----------       -----------      -----------      ----------
Total from investment operations ..............        0.040           0.052             0.042            0.049           0.048
                                                 -----------     -----------       -----------      -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .........................       (0.039)         (0.052)           (0.042)          (0.048)         (0.047)
Net realized gain on investments ..............       (0.001)          0.000(a)             --           (0.001)         (0.001)
                                                 -----------     -----------       -----------      -----------      ----------
Total distributions ...........................       (0.040)         (0.052)           (0.042)          (0.049)         (0.048)
                                                 -----------     -----------       -----------      -----------      ----------
Net asset value, end of year ..................  $      1.00     $      1.00       $      1.00      $      1.00      $     1.00
                                                 ===========     ===========       ===========      ===========      ===========
Total return (+) ..............................         4.12%           5.28%             4.34%            5.03%           4.91%
                                                 ===========     ===========       ===========      ===========      ===========
RATIOS TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:
Net assets end of year (in 000s) ..............  $    91,731     $    76,634       $   108,893      $   110,879      $   85,204
Ratio of net investment income
     to average net assets ....................         3.88%           5.11%             4.19%            4.83%           4.74%
Ratio of operating expenses
     to average net assets ....................         0.60%           0.65%             0.56%            0.51%           0.61%(b)

------------------------------
   + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
   (a) Amount represents less than $0.0005 per share.
   (b) For the U.S. Treasury Portfolio, operating expense ratio after custodian fee credits on securities lending income for the year ended October 31, 1997 was 0.60%.





TAX EXEMPT PORTFOLIO                                2001            2000              1999             1998            1997
                                                 -----------     -----------       -----------      -----------      ----------
OPERATING PERFORMANCE:
Net asset value, beginning of year ............  $      1.00     $      1.00       $      1.00      $      1.00      $     1.00
                                                 -----------     -----------       -----------      -----------      ----------
Net investment income .........................        0.026           0.035             0.027            0.030           0.031
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .........................       (0.026)         (0.035)           (0.027)          (0.030)         (0.031)
                                                 -----------     -----------       -----------      -----------      ----------
Net asset value, end of year ..................  $      1.00     $      1.00       $      1.00      $      1.00      $     1.00
                                                 ===========     ===========       ===========      ===========      ===========
Total return (+) ..............................         2.65%           3.52%             2.71%            3.08%           3.12%
                                                 ===========     ===========       ===========      ===========      ===========
RATIOS TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:
Net assets end of year (in 000s) ..............  $   266,453     $   216,082       $   195,580      $   213,590      $  192,834
Ratio of net investment income
     to average net assets ....................         2.58%            3.47%            2.67%            3.04%           3.07%
Ratio of operating expenses
     to average net assets(a) .................         0.56%            0.53%            0.49%            0.50%           0.53%

------------------------------
   + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
   (a) For the Tax Exempt Money Market Portfolio, operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were 0.56%,
       0.53%, 0.48%, 0.48% and 0.52%, respectively.

--------------------------------------------------------------------------------



DOMESTIC PRIME PORTFOLIO                            2001             2000             1999             1998             1997
                                                 -----------     -----------       -----------      -----------      ----------
OPERATING PERFORMANCE:
Net asset value, beginning of year ............  $      1.00     $      1.00       $      1.00      $      1.00      $     1.00
                                                 -----------     -----------       -----------      -----------      ----------
Net investment income .........................        0.041           0.055             0.045            0.050           0.050
Net realized and unrealized
     (loss) on investments ....................        0.000(a)        0.000(a)             --               --              --
                                                 -----------     -----------       -----------      -----------      ----------
Total from investment operations ..............        0.041           0.055             0.045            0.050           0.050
                                                 -----------     -----------       -----------      -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .........................       (0.041)         (0.055)           (0.045)          (0.050)         (0.049)
Net realized gain on investments ..............        0.000(a)        0.000(a)             --               --          (0.001)
                                                 -----------     -----------       -----------      -----------      ----------
Total distributions ...........................       (0.041)         (0.055)           (0.045)          (0.050)         (0.050)
                                                 -----------     -----------       -----------      -----------      ----------
Net asset value, end of year ..................  $      1.00     $      1.00       $      1.00      $      1.00      $     1.00
                                                 ===========     ===========       ===========      ===========      ==========
Total return (+) ..............................        4.31%            5.68%             4.65%            5.15%           5.19%
                                                 ===========     ===========       ===========      ===========      ==========
RATIOS TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:
Net assets end of year (in 000s) ..............  $   569,728     $   354,350       $   415,941      $   357,850      $  280,339
Ratio of net investment income
     to average net assets ....................         4.09%           5.55%             4.55%            5.03%           4.99%
Ratio of operating expenses
     to average net assets ....................         0.59%           0.59%             0.50%            0.54%           0.52%

-------------------------------
   + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
   (a) Amount represents less than $0.0005 per share.




--------------------------------------------------------------------------------

                    GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

   o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

   o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           THE TREASURER'S FUND, INC.
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO

FOR MORE INFORMATION:

For more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


The Portfolios' semi-annual and audited annual reports to shareholders contain additional information on the Portfolios' investments.


STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
           You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other
                information and discuss your questions about the
                            Portfolios by contacting:

                           The Treasurer's Fund, Inc.
                              One Corporate Center
                                  Rye, NY 10580
                    Telephone: 1-800-GABELLI (1-800-422-3554)
                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Portfolios' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. You can get copies of these reports and other information about these Portfolios:


   o For a fee, by writing the Commission's Public Reference Section, Washington, DC 20549-0102, or by electronic request at the following email address: publicinfo@sec.gov.


   o   Free   from   the  EDGAR Database   on  the   Commission's   Website   at
       http://www.sec.gov.

(Investment Company Act File No. 811-5347)

                          GABELLI CASH MANAGEMENT CLASS


                                       of
                           The Treasurer's Fund, Inc.
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                              One Corporate Center
                               Rye, New York 10580
                         1-800-GABELLI [1-800-422-3554]
                               FAX: 1-914-921-5118
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                  (Current yield information may be obtained by
                     calling 1-800-GABELLI after 6:00 P.M.)




                       ====================================
                                   QUESTIONS
                             Call 1-800-GABELLI
                         or your financial consultant.
                       ====================================






                   TABLE OF CONTENTS

INTRODUCTION ................................    2

INVESTMENT AND PERFORMANCE SUMMARY ..........    2

ADDITIONAL INVESTMENT AND
    RISK INFORMATION ........................    7

MANAGEMENT OF THE PORTFOLIOS ................    8
         Purchase of Shares .................    9
         Redemption of Shares ...............    10
         Exchange of Shares .................    12
         Pricing of Portfolio Shares ........    12
         Dividends and Distributions ........    13
         Tax Information ....................    13
         Mailing to Shareholders ............    13

FINANCIAL HIGHLIGHTS ........................    14




   GABELLI
   CASH
   MANAGEMENT
   CLASS
   OF



   THE TREASURER'S FUND, INC.

   U.S. TREASURY MONEY MARKET PORTFOLIO

   DOMESTIC PRIME MONEY MARKET PORTFOLIO

   TAX EXEMPT MONEY MARKET PORTFOLIO



      PROSPECTUS
      FEBRUARY 28, 2002




      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

________________________________________________________________________________

                                  INTRODUCTION
The Treasurer's Fund, Inc. (the "Fund") is a mutual fund designed to meet the distinctive cash management objectives of treasurers and financial officers of corporations and other institutions and individuals. The Fund currently offers five separate investment portfolios, three of which are described by this Prospectus. This Prospectus relates only to the Gabelli Cash Management Class of the following portfolios of the Fund (each a "Portfolio", collectively the "Portfolios").
o    U. S. Treasury Money Market Portfolio ("U.S. Treasury Portfolio")
o    Domestic Prime Money Market Portfolio ("Domestic Prime Portfolio")
o    Tax Exempt Money Market Portfolio ("Tax Exempt Portfolio")

The Portfolios are "money market funds" which invest in short-term investments. The Portfolios are advised by Gabelli Fixed Income LLC (the "Advisor"). Each Portfolio's investment objective is fundamental and may be changed only with the approval of a majority of the outstanding shares of the Portfolio. Each Portfolio has another class of shares which is offered in another prospectus through participating organizations ("Money Market Class") which have differing expenses.


                       INVESTMENT AND PERFORMANCE SUMMARY

                      U.S. TREASURY MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE:
The Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share.


PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests primarily in short-term U.S. Treasury obligations, which have effective maturities of 397 days or less and in repurchase agreements that are collateralized by U.S. Treasury obligations.


PRINCIPAL RISKS:
The Portfolio is subject to the risk of loss of state tax exemption if minimum levels of U.S. Treasury obligations are not maintained. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

________________________________________________________________________________
2

________________________________________________________________________________

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:
         o you are seeking preservation of capital
         o you have a low risk tolerance
         o you are willing to accept lower potential returns in exchange for a higher degree of safety
         o you are investing in short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:
         o you are aggressive in your investment approach or you desire a relatively high rate of return

                      DOMESTIC PRIME MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE:
The Portfolio's investment objectives are to maximize current income and to maintain liquidity and a stable net asset value of $1.00 per share.


PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests in short-term, prime quality, domestic debt obligations, which have effective maturities of 397 days or less.

PRINCIPAL RISKS:
The Portfolio is subject to the risk that the value of any fixed rate investments will generally decline when interest rates increase. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.


YOU MAY WANT TO INVESTIN THE PORTFOLIO IF:
         o you are seeking preservation of capital
         o you have a low risk tolerance
         o you are willing to accept lower potential returns in exchange for a higher degree of safety
         o you are investing short-term reserves
YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:
         o you are aggressive in your investment approach or you desire a relatively high rate of return



________________________________________________________________________________
                                                                               3

________________________________________________________________________________

                        TAX EXEMPT MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio's investment objectives are to maximize current income that is exempt from federal income tax and to maintain liquidity and a stable net asset value of $1.00 per share.


PRINCIPAL INVESTMENT STRATEGIES:
The Portfolio invests primarily in short-term municipal debt obligations which are exempt from federal income tax and have effective maturities of 397 days or less.


PRINCIPAL RISKS:
The Portfolio is subject to the risk that interest on certain securities may be subject to state and local taxes. The Portfolio will not be exempt from federal income tax with respect to taxable obligations and municipal obligations that the Internal Revenue Service ("IRS") has successfully asserted are not tax-exempt obligations. Other factors that may affect the market price and yield of the Portfolio's securities include investor demand and domestic and worldwide economic conditions which may result in lower interest rates and lower yields. An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. There is no guarantee that the Portfolio can achieve its investment objectives.

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:
         o you are seeking preservation of capital
         o you have a low risk tolerance
         o you are willing to accept lower potential returns in exchange for a higher degree of safety and/or income that is exempt from federal income tax
         o you are investing short-term reserves

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:
         o you are aggressive in your investment approach or you desire a relatively high rate of return


PERFORMANCE:
The bar charts and tables that follow below provide an indication of the risks of investing in the Portfolios by showing changes in each Portfolio's performance from year to year and average annual returns for one, five and ten years. The historical performance of each Portfolio's Money Market Class Shares, which are not offered in this prospectus, is used to calculate performance for each Portfolio's Cash Management Class Shares prior to their issuance on May 1, 2000. Both classes of each Portfolio's shares are invested in the same portfolio of securities. The annual returns of each class of shares will differ only to the extent that the expenses of each class differ. Average annual total returns have not been adjusted to reflect differences in expenses. The Money Market Class Shares of each Portfolio have higher expenses than the Cash Management Class Shares of each Portfolio. For current yield information on the Portfolios, call 1-800-GABELLI (1-800-422-3554). The Portfolios' yields appear in the WALL STREET JOURNAL each Thursday. As with all mutual funds, the Portfolios' past performance does not predict how the Portfolios will perform in the future.


________________________________________________________________________________
4

                                         YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31




           [GRAPHIC OMITTED]
           Edgar Representation of Data Points Used in Printed Graphic

1992     3.31
1993     2.60
1994     3.66
1995     5.35
1996     4.78
1997     4.96
1998     4.93
1999     4.41
2000     5.45
2001     3.49

U.S. TREASURY PORTFOLIO

  Best Quarter:     4th     2000    1.42%
  Worst Quarter:    4th     2001    0.44%

DOMESTIC PRIME PORTFOLIO

           [GRAPHIC OMITTED]
           Edgar Representation of Data Points Used in Printed Graphic

1992     3.50
1993     2.89
1994     3.88
1995     5.59
1996     5.00
1997     5.17
1998     5.07
1999     4.72
2000     5.85
2001     3.69

  Best Quarter:     4th     2000    1.50%
  Worst Quarter:    4th     2001    0.51%

TAX EXEMPT PORTFOLIO

           [GRAPHIC OMITTED]
           Edgar Representation of Data Points Used in Printed Graphic

1992     2.89
1993     2.09
1994     2.41
1995     3.44
1996     2.98
1997     3.18
1998     3.00
1999     2.81
2000     3.57
2001     2.33


  Best Quarter:     2nd     2000    0.92%
  Worst Quarter:    4th     2001    0.37%

The bar charts above show total returns for each Portfolio's Money Market Class Shares for the periods ended 1992-2000 and total returns for each Portfolio's Cash Management Class Shares for the period ended 2001 (the first full calendar year that each Portfolio's Cash Management Class Shares were offered).

________________________________________________________________________________



          AVERAGE ANNUAL TOTAL RETURNS
    (FOR THE PERIODS ENDED DECEMBER 31, 2001)         PAST ONE YEAR      PAST FIVE YEARS    PAST TEN YEARS

GABELLI CASH MANAGEMENT CLASS
   U.S. Treasury Money Market Portfolio                   3.49%               4.62%              4.27%
   Domestic Prime Money Market Portfolio                  3.69%               4.87%              4.52%
   Tax Exempt Money Market Portfolio                      2.33%               2.95%              2.85%


FEES AND EXPENSES OF THE PORTFOLIOS:
The tables below  describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios.
                                                                  U.S.           DOMESTIC               TAX
                                                                TREASURY           PRIME              EXEMPT
                                                               PORTFOLIO         PORTFOLIO           PORTFOLIO

                                                                        GABELLI CASH MANAGEMENT CLASS


SHAREHOLDER FEES:
     (fees paid directly from your investment*)                  None              None               None
ANNUAL PORTFOLIO OPERATING EXPENSES:
     (expenses that are deducted from Portfolio assets)
Management Fees                                                  0.30%             0.30%              0.30%
Distribution (12b-1) Expenses                                    None              None               None
Other Expenses                                                   0.21%             0.19%              0.16%
Total Annual Portfolio Operating Expenses                        0.51%             0.49%              0.46%


----------------

     * There are no sales charges for purchasing or redeeming Portfolio shares nor fees to exchange to another Portfolio or fund.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Portfolios with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Portfolios for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR        3 YEARS        5 YEARS       10 YEARS



U.S. TREASURY PORTFOLIO                                   $51          $160           $280           $628
DOMESTIC PRIME PORTFOLIO                                  $50          $157           $274           $616
TAX EXEMPT PORTFOLIO                                      $47          $148           $258           $579


________________________________________________________________________________
6

________________________________________________________________________________

                   ADDITIONAL INVESTMENT AND RISK INFORMATION


                             U.S. TREASURY PORTFOLIO
Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury obligations, including U.S. Treasury bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance and repurchase agreements, which are collateralized by U.S. Treasury obligations. The Portfolio may also engage in reverse repurchase agreements. Shareholders will receive at least 60 days' prior notice of any changes in the Portfolio's 80% investment policy.

Interest on U.S. Treasury obligations is specifically exempt from state and local income taxes under federal law. While shareholders in the U.S. Treasury Portfolio do not directly receive interest on U.S. Treasury obligations, the dividends from the Portfolio are derived primarily from such interest. Interest income derived from repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes.

Some  states  require  that,  in  order  for the  tax  exempt  character  of the
Portfolio's   interest  from  U.S.  Treasury  obligations  to  pass  through  to shareholders, the Portfolio must maintain specified minimum levels of U.S. Treasury obligation investments. If a state's requirement is not met, then none of the Portfolio's interest income would be tax exempt in that state. While the Portfolio does not specifically limit the amount of repurchase agreements which the Portfolio can enter into (other than the requirement that 80% of the Portfolio's net assets be invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations), the Portfolio will endeavor to maintain the levels necessary to preserve the pass-through of the Portfolio's tax exempt interest income from U.S. Treasury obligations. These state requirements may change and investors should consult their own tax advisors regarding these state tax issues.

                            DOMESTIC PRIME PORTFOLIO
The Portfolio will invest primarily in United States Government obligations, bank obligations, including certificates of deposit and bankers' acceptances, and commercial paper and other short-term domestic corporate obligations. Short-term domestic corporate obligations include corporate bonds, variable amount master demand notes and participations in corporate loans, with maturities of 397 days or less. For a further description of the obligations in which the Portfolio may invest, including the liquidity of participations in corporate loans, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

The Portfolio will only purchase high quality domestic money market instruments that have been determined by the Fund's Board of Directors to present minimal credit risk and that are First Tier Eligible Securities at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. Because interest rates on fixed rate investments fluctuate in response to economic factors, the value of the Portfolio's investments generally increases as short-term interest rates fall and decreases as short-term interest rates rise.
                              TAX EXEMPT PORTFOLIO
The Portfolio intends to invest all of its assets in tax exempt obligations, and under normal market conditions, will invest at least 80% of its net assets, plus any borrowings for investment purposes, in tax exempt obligations; however, it reserves the right to invest up to 20% of its net assets in taxable obligations


________________________________________________________________________________

________________________________________________________________________________


(including securities the interest income on which may be subject to alternative minimum tax). Such tax exempt obligations will consist of high quality municipal securities (including municipal bonds, municipal notes and municipal leases) which, in the opinion of bond counsel at the date of issuance, earn interest exempt from federal income tax and which have effective maturities of 397 days or less. Interest on these securities may be subject to state and local taxes.

The  Portfolio   will  only  purchase  high  quality  tax  exempt  money  market instruments that have been determined by the Fund's Board of Directors to present minimal credit risk and that are "Eligible Securities" at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation. Interest income of the Portfolio will not be exempt from federal income tax with respect to the following:

o   taxable obligations
o municipal obligations that the IRS has successfully asserted are not tax exempt obligations

Payment of interest and preservation of capital are dependent on the continuing ability of issuers and/or obligors of municipal and public authority debt obligations to meet their payment obligations. Special factors may negatively affect the value of municipal securities, and, as a result, the Portfolio's share price. These factors include political or legislative changes, uncertainties relating to the tax status of the securities or the rights of investors in the securities. For a detailed description of municipal bonds, municipal notes, municipal leases and other municipal obligations and the quality requirements applicable to such obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

                          MANAGEMENT OF THE PORTFOLIOS
THE ADVISOR. The Advisor, whose principal offices are located at One Corporate Center, Rye, NY 10580, is a Delaware limited liability company organized in 1997, and is the successor company to Gabelli-O'Connor Fixed Income Mutual Fund Management Co., which was formed in 1987. Through its portfolio management team, the Advisor makes investment decisions for the Portfolios and continuously reviews and administers the Portfolios' investment programs under the supervision of the Fund's Board of Directors.

As compensation for its services and the related expenses borne by the Advisor, for the fiscal year ended October 31, 2001, the Portfolios paid the Advisor a fee equal to 0.30% of the value of the Portfolios' average daily net assets. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Portfolio shares.

THE DISTRIBUTOR. Gabelli & Company, Inc. (the "Distributor") serves as the Fund's distributor and is located at One Corporate Center, Rye, NY 10580. The Distributor is affiliated with the parent company of the Advisor.

DISTRIBUTION ARRANGEMENTS. The Portfolios have each adopted a distribution and service plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. There are no fees or expenses chargeable to the Portfolios under the Plans, and the Fund's Board of Directors has adopted the Plans in case certain expenses of the Portfolios might be considered to constitute indirect payment by the Portfolios of distribution expenses. If a payment of advisory fees by the Fund to the Advisor should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments are authorized by the Plans.


________________________________________________________________________________
8

________________________________________________________________________________

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which a Portfolio is required to pay to the Advisor for any fiscal year under its investment advisory agreement in effect for that year.

                               PURCHASE OF SHARES

You can purchase the Portfolios' shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase shares through the Distributor or through organizations that have special arrangements with the Fund ("Participating Organizations"). Participating Organizations may charge additional fees and may require higher or lower minimum investments or impose other limitations on buying and selling shares.

         o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Treasurer's Fund, Inc.":

            BY MAIL                              BY PERSONAL DELIVERY
            THE TREASURER'S FUND, INC.           THE TREASURER'S FUND, INC.
            P.O. BOX 8308                        C/O BFDS
            BOSTON, MA 02266-8308                66 BROOKS DRIVE
                                                 BRAINTREE, MA 02184


You can obtain a subscription order form by calling 1-800-GABELLI (1-800-422-3554) or from the Internet at www.gabelli.com. Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Portfolio(s) you wish to purchase.

         o BY BANK WIRE. To open an account using the bank wire system, first telephone the Fund at 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:


                                      STATE STREET BANK AND TRUST COMPANY
                                      ABA #011-0000-28
                                      RE: THE TREASURER'S FUND, INC.
                                      REF DDA #99046187
                                      RE: NAME OF PORTFOLIO
                                      ACCOUNT #__________
                                      ACCOUNT OF [REGISTERED OWNERS]
                                      225 FRANKLIN STREET, BOSTON, MA 02110

            If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers. If your wire is received by the Fund before noon, Eastern Time, you will begin earning dividends on the day of receipt.

________________________________________________________________________________

________________________________________________________________________________
         o PARTICIPATING ORGANIZATIONS. You may purchase shares through a Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

SHARE PRICE. The Portfolios sell their shares at the net asset value next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $3,000. See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Participating Organizations may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdall" Education Savingsplans for investment in the Portfolios' shares. Applications may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Portfolios through tax deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Portfolio shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $500. There is no minimum initial subsequent investment requirement for retirement plans. The Tax Exempt Money Market Portfolio does not accept investments for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Portfolios offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 1-800-GABELLI (1-800-422-3554) for more details about the plan.

TELEPHONE INVESTMENT PLAN. You may purchase additional shares of the Portfolios by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call the Distributor at 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 or visit our website at www.gabelli.com.

GENERAL. The Fund will not issue share certificates. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.

                              REDEMPTION OF SHARES

You can redeem shares of the Portfolios on any Business Day. The Portfolios may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Portfolios cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Portfolios to suspend redemptions.

The Portfolios redeem their shares at the net asset value next determined after the Portfolios receive your redemption request. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.

You  may  redeem  shares  through  the  Distributor  or  through   Participating
Organizations.


________________________________________________________________________________
10

   o BY LETTER. You may mail a letter requesting redemption of shares to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Portfolio(s), the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

   o BY TELEPHONE OR THE INTERNET. You may redeem your shares in a direct registered account by calling either 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 (617-328-5000 from outside the United States) or by visiting our website at www.gabelli.com, subject to a $25,000 limitation. YOU MAY NOT REDEEM SHARES HELD THROUGH AN IRA BY TELEPHONE OR THE
      INTERNET. If State Street properly acts on telephone or Internet instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to telephone or Internet transactions. You may be responsible for any fraudulent telephone or Internet order in your account as long as State Street or the Fund takes reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Advisor (see "Exchange of Shares").

         1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

         2. TELEPHONE OR INTERNET REDEMPTION BY WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or in a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. If you wish your bank to receive a wire on the day you place the telephone or Internet request, you must call the Fund by noon (Eastern Time).

   o PARTICIPATING ORGANIZATIONS. You may redeem shares through a Participating Organization which will transmit a redemption order to State Street on your behalf. A redemption request received from a Participating Organization will be effected at the net asset value next determined after State Street receives your request.

   o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Please call the Distributor at 1-800-GABELLI (1-800-422-3554) for more information about this plan.

   o BY CHECK DRAFT. You may write checks on your account in the amount of $500 or more. Simply request the check-writing service on your subscription order form and the Fund will send you checks. The Fund will not honor a check if (1) you purchased shares by check and the check has not cleared,
      (2) the check would close out your account, (3) the amount of the check is higher than funds available in your account, (4) the check is written for less than $500, or (5) the check contains an irregularity in the signature or otherwise. The Fund may change or terminate the check-writing service at any time.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA account) if their value falls below $3,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least $3,000.


________________________________________________________________________________
                                                                              11

________________________________________________________________________________


REDEMPTION PROCEEDS. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Portfolio shares by check or through the Telephone Investment Plan, you may not receive proceeds from your redemptions until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES

You may exchange your shares in one Portfolio for shares in another Portfolio of the Fund or for shares of any other open-end fund managed by the Advisor or its affiliates, and offered for sale in your state, based on their relative net asset values. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through an exchange or details on the automatic monthly exchange privilege call 1-800-GABELLI (1-800-422-3554).
In effecting an exchange:

             o you must meet the minimum purchase requirements for the fund whose shares you purchase through exchange.

             o if you are exchanging into shares of a fund with a sales charge, you must pay the sales charge at the time of exchange.

             o  you may realize a taxable gain or loss.

             o you should read the prospectus of the fund whose shares you are purchasing. Call 1-800- GABELLI (1-800-422-3554) to obtain the prospectus.

             You may exchange shares by telephone, by mail or through a Participating Organization.

   o EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone by calling 1-800-GABELLI (1-800-422-3554).

   o EXCHANGES BY MAIL. You may send a written request for exchanges to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar value or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

   o EXCHANGES THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com.

We may modify or terminate the exchange privilege at any time. You will be given notice 60 days' prior to any material change in the exchange privilege.

                           PRICING OF PORTFOLIO SHARES

The net asset value per share of each Portfolio is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


________________________________________________________________________________
12

________________________________________________________________________________


The net asset value per share of each  Portfolio is  determined at noon (Eastern
Time) and as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value is computed by dividing the value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Portfolios each use the amortized cost method of valuing their portfolio securities to maintain a constant net asset value of $1.00 per share. Under this method of valuation, the Portfolios value their portfolio securities at their cost at the time of purchase and not at market value, thus minimizing fluctuations in value due to interest rate changes or market conditions.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends of net investment income for each Portfolio will be declared daily and paid monthly and distributions of capital gains for the Portfolios, if any, will be paid annually. All dividends and distributions will be automatically reinvested for your account at net asset value in additional shares of the Portfolio(s) unless you request otherwise. To elect cash distributions, notify the Fund at The Treasurer's Fund, Inc., P.O. Box 8308, Boston, MA 02266-8308 or by telephone at 1-800-422-3554.

                                 TAX INFORMATION

The Portfolios expect that their distributions will consist primarily of net investment income or, if any, short-term capital gains as opposed to long-term capital gains. With respect to the U.S. Treasury and Domestic Prime Portfolios, dividends (including distributions from net investment income and short-term capital gains) are taxable to you as ordinary income. With respect to the Tax Exempt Portfolio, distributions of tax exempt income are not subject to regular federal income tax, but may be subject to the alternative minimum tax, and distributions of interest on taxable obligations, as well as any market discount or net short-term capital gains, are taxable as ordinary income. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. With respect to the U.S. Treasury Portfolio, distributions of interest on U.S. government obligations may be exempt from state and local taxes. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. Foreign shareholders generally will be subject to federal withholding tax.

This summary of tax consequences is intended for general information only. You should consult a tax advisor concerning the tax consequences of your investment in the Portfolios.

                             MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling the Distributor at 1-800-GABELLI (1-800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.


________________________________________________________________________________

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Gabelli Cash Management Class of shares of each Portfolio since the commencement of operations. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolios (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Portfolios' financial statements and related notes is included in the annual report, which is available upon request.

Per share amounts for each Portfolio's shares outstanding throughout the period ended October 31,

                                              U.S. TREASURY              DOMESTIC PRIME             TAX EXEMPT
                                                PORTFOLIO                  PORTFOLIO                PORTFOLIO
                                           2001        2000(A)        2001        2000(A)     2001         2000(A)


OPERATING PERFORMANCE:
Net asset value, beginning of period     $  1.00        $  1.00      $ 1.00       $ 1.00      $  1.00      $  1.00

Net investment income                       0.042          0.028       0.044        0.030        0.027        0.019
Net realized and unrealized
     gain on investments                    0.001          0.000(b)    0.000(b)     0.000(b)        --           --

Total from investment operations            0.043          0.028       0.044        0.030         0.027       0.019

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                      (0.042)        (0.028)     (0.044)      (0.030)      (0.027)      (0.019)
Net realized gain on investments           (0.001)        (0.000)(b)  (0.000)(b)   (0.000)(b)       --           --

Total distributions                        (0.043)        (0.028)     (0.044)      (0.030)      (0.027)      (0.019)


Net asset value, end of period           $  1.00        $  1.00      $ 1.00       $ 1.00      $  1.00      $  1.00


Total return (+)                            4.22%          2.81%       4.42%        3.04%        2.75%        1.93%


RATIOS TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:
Net assets end of period(in 000s)        $ 4,453        $  4,312     $ 37,527     $ 43,427    $ 3,538      $ 6,029
Ratio of net investment income
     to average net assets                  4.16%         5.17%(c)     4.41%        5.62%(c)     2.74%        3.54%(c)
Ratio of operating expenses
     to average net assets                  0.51%         0.59%(c)     0.49%        0.52%(c)     0.46%        0.46%(c)

--------------------

 +   Total return represents aggregate  total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  From commencement of offering on May 1, 2000.
(b)  Amount represents less than $0.0005 per share.
(c)  Annualized.


________________________________________________________________________________
14

================================================================================
                       GABELLI FUNDS AND YOUR PERSONAL PRIVACY
WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU.This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
================================================================================

_______________________________________________________________________________

                          GABELLI CASH MANAGEMENT CLASS
                                       of
                           THE TREASURER'S FUND, INC.

                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO
================================================================================
--------------------------------------------------------------------------------
FOR MORE INFORMATION:

For more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


The Portfolios' semi-annual and audited annual reports to shareholders contain additional information on the Portfolios' investments.


STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.


           You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other
                information and discuss your questions about the
                            Portfolios by contacting:

                           The Treasurer's Fund, Inc.
                              One Corporate Center
                                  Rye, NY 10580
                      Telephone: 1-800-GABELLI (1-800-422-3554)
                                 www.gabelli.com


You can review and/or copy the Portfolios' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. You can get copies of these reports and other information about the Portfolios:


       o For a fee, by writing the Commission's Public Reference Section, Washington, DC 20549-0102, or by electronic request at the following email address: publicinfo@sec.gov.


       o Free  from  the EDGAR Database  on  the   Commission's   Website  at
         http://www.sec.gov.




       (Investment Company Act File No. 811-5347)

                           THE TREASURER'S FUND, INC.
                             LIMITED TERM PORTFOLIO
                        TAX EXEMPT LIMITED TERM PORTFOLIO
                              One Corporate Center
                               Rye, New York 10580
                         1-800-GABELLI [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              (Current Net Asset Value and yield information may be
               obtained by calling 1-800-GABELLI after 6:00 P.M.)


                        ---------------------------------
                                   QUESTIONS?
                               Call 1-800-GABELLI
                          or your financial consultant.
                        ---------------------------------


                                TABLE OF CONTENTS

INTRODUCTION ...............................  2

INVESTMENT AND PERFORMANCE SUMMARY .........  2

ADDITIONAL INVESTMENT AND
    RISK INFORMATION .......................  5

MANAGEMENT OF THE PORTFOLIOS ...............  9
         Purchase of Shares ................  10
         Redemption of Shares ..............  11
         Exchange of Shares ................  13
         Pricing of Portfolio Shares .......  13
         Dividends and Distributions .......  14
         Tax Information ...................  14
         Mailing to Shareholders ...........  14

FINANCIAL HIGHLIGHTS .......................  14



THE
TREASURER'S
FUND,
INC.


LIMITED TERM PORTFOLIO
TAX EXEMPT LIMITED TERM PORTFOLIO



PROSPECTUS
FEBRUARY 28, 2002



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                  INTRODUCTION


The Treasurer's Fund, Inc. (the "Fund") is a mutual fund designed to meet the distinctive cash management objectives of treasurers and financial officers of corporations and other institutions and individuals. The Fund currently offers five separate investment portfolios, two of which are described by this Prospectus. This Prospectus relates only to the Limited Term Portfolio and Tax Exempt Limited Term Portfolio (each a "Portfolio", collectively the "Portfolios") of the Fund. The Portfolios are advised by Gabelli Fixed Income LLC (the "Advisor"). Each Portfolio's investment objective is fundamental and may be changed only with the approval of a majority of the outstanding shares of the Portfolio.



                       INVESTMENT AND PERFORMANCE SUMMARY
                             LIMITED TERM PORTFOLIO

INVESTMENT OBJECTIVE:

The Portfolio's investment objective is to maximize current income with moderate risk of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The Portfolio invests primarily in domestic and foreign corporate and government debt obligations, including U.S. Government obligations, bank obligations, commercial paper and other short term corporate obligations that are rated no less than Aa by Moody's Investor Services, Inc. ("Moody's") or AA by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or the equivalent. The Portfolio invests primarily in securities having a maximum weighted average maturity of two years and a maximum maturity of three years (three years and sixty days for new issues) at the time of investment.

PRINCIPAL RISKS:

As the value of the Portfolio's investments will fluctuate with market conditions, so will the value of your investment in the Portfolio. The value of the Portfolio's fixed rate securities varies inversely with interest rates, the amount of outstanding debt of an issuer and other factors. This means that the value of the Portfolio's investment generally increases as interest rates fall and decreases as interest rates rise. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings. There is no guarantee that the Portfolio can achieve its investment objective.


YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

      o  you are looking to add a monthly  income  component to your  portfolio

      o  you are willing to accept the risk of price and dividend fluctuations

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

      o  you are using emergency reserves for investment

      o  you are seeking safety of principal

                        TAX EXEMPT LIMITED TERM PORTFOLIO

INVESTMENT OBJECTIVE:

The Portfolio's objective is to maximize current income exempt from federal income tax consistent with moderate risk of capital.

PRINCIPAL INVESTMENT STRATEGIES:

The Portfolio invests primarily in undervalued municipal debt obligations which are exempt from federal income tax and have a maximum dollar weighted average maturity of three years and a maximum maturity of five years (five years and sixty days for new issues) at the time of investment. The Portfolio invests in debt securities rated no less than A by Moody's or S&P, or the equivalent, and in short term municipal obligations rated no less than VMIG-2 by Moody's, SP-2 by S&P or the equivalent.

PRINCIPAL RISKS:

As the value of the Portfolio's investments will fluctuate with market conditions, so will the value of your investment in the Portfolio. Interest rates on fixed rate investments fluctuate in response to economic factors. Rates on the Portfolio's investments may vary, rising or falling with interest rates generally. The value of the Portfolio's securities varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Portfolio's investments generally increases as interest rates fall and decreases as interest rates rise. Interest income of the Portfolio will not be exempt from federal income tax with respect to taxable obligations, including any municipal obligations that the Internal Revenue Service ("IRS") has successfully asserted are not tax exempt obligations. Special factors may negatively affect the value of municipal securities and, as a result, the Portfolio's share price. These factors include political or legislative changes and uncertainties relating to the tax status of the securities or the rights of investors in the securities. The value of municipal securities in the Portfolio can also be affected by market reaction to legislative consideration of various tax reform proposals. There is also the risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Portfolio to reinvest in obligations with lower interest rates than the original obligations.

You could lose money on your investment in the Portfolio or the Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings. There is no guarantee that the Portfolio can achieve its investment objective.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

YOU MAY WANT TO INVEST IN THE PORTFOLIO IF:

      o  you are looking to add a monthly income component to your portfolio

      o  you are willing to accept the risks of price and dividend fluctuations

      o you are willing to accept lower potential returns in exchange for income that is exempt from federal income tax

YOU MAY NOT WANT TO INVEST IN THE PORTFOLIO IF:

      o  you are using emergency reserves for investment

      o  you will not benefit from income that is exempt from federal income tax

PERFORMANCE:

Since the Portfolios were not operational before this offering, no performance bar chart or table has been presented.

FEES AND EXPENSES OF THE PORTFOLIOS:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

                                                                LIMITED         TAX EXEMPT
                                                                 TERM          LIMITED TERM
                                                               PORTFOLIO         PORTFOLIO

SHAREHOLDER FEES:
     (fees paid directly from your investment *)                 None              None
ANNUAL PORTFOLIO OPERATING EXPENSES:
     (expenses that are deducted from Portfolio assets)
Management Fees                                                   .45%              .45%
Distribution (12-1) Expenses                                     None              None
Other Expenses **                                                 .30%              .30%
Total Annual Portfolio Operating Expenses                         .75%              .75%

------------------------
*  There are no sales charges for  purchasing or redeeming  Portfolio  shares nor fees to exchange to another  Portfolio or fund.
** Other  Expenses are based on estimated amounts for the current fiscal year.

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EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in shares of the Portfolios with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Portfolios for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

                                                        1 YEAR        3 YEARS

LIMITED TERM PORTFOLIO                                   $102           $318
TAX EXEMPT LIMITED TERM PORTFOLIO                        $102           $318

                   ADDITIONAL INVESTMENT AND RISK INFORMATION

Purchases and sales of portfolio securities are made for the Portfolios whenever necessary, in the Advisor's opinion, to meet the Portfolios' objectives. This is expected to result in a maximum average annual Portfolio turnover rate of not greater than 200%. A higher Portfolio turnover rate involves greater transaction expenses which must be borne directly by the Portfolios (and thus, indirectly by their shareholders) and affect the Portfolios' performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of short-term capital gains which, when distributed to the Portfolios' shareholders, are taxable to them.

                             LIMITED TERM PORTFOLIO

The Limited Term Portfolio will invest primarily in:

      o  U.S. Government obligations

      o  bank obligations including:

            o  certificates of deposit

            o  bankers' acceptances

            o other obligations issued or guaranteed by the 50 largest banks in the United States. (For this purpose, banks are ranked by total deposits as shown in their most recent audited financial statements).

      o  commercial paper

      o  other short term corporate obligations including:

            o  corporate bonds

            o  variable amount master demand notes

            o  participations in corporate loans

                                                                               5

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For a further  description of the obligations in which the Portfolio may invest, including the liquidity of participations in corporate loans, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information. The Portfolio will consist only of securities with a maximum dollar weighted average maturity of two years and a maximum maturity of three years (three years and sixty days for new issues) at the time of investment; however, securities with effective maturities in excess of one year will only be purchased from domestic issuers.

The Portfolio seeks to maintain a current yield that is greater than that obtainable from a portfolio of high quality money market obligations. However, the Portfolio also has a greater level of risk than a money market fund because it is more volatile. The Portfolio seeks to increase returns by actively managing securities in the short-term and intermediate-term ranges. However, it seeks to minimize market risk by employing a "laddered" portfolio approach as opposed to a market timing approach. The laddered approach to portfolio management involves the maintenance of securities positions of varying amounts staggered at appropriate points along the fixed income yield curve in an effort to maximize income and to minimize interest rate risk. As fixed rate securities with longer maturities generally have higher interest rates, a portfolio designed with a series of periodic maturities can generally produce higher yields at the horizon of its maturity restriction, balanced by the interest rate protection provided by shorter, more quickly maturing securities.

In addition, the Portfolio seeks investment in securities which the Advisor believes to be undervalued and, therefore, have capital appreciation potential. Any realized capital gains, as well as interest income, will be subject to federal income taxes. See "Management Strategies" in the Statement of Additional Information.

From time to time, the assets of the Portfolio may be substantially invested in short term obligations in order to attempt to reduce the volatility of the Portfolio, moderate market risk, and minimize fluctuation in its net asset value. Short term obligations may also be purchased pending investment of proceeds of sales of Portfolio shares or Portfolio securities, or to maintain liquidity to meet anticipated redemptions.

The Portfolio's rated debt securities must be rated Aa or higher by Moody's or AA or higher by S&P, or the equivalent. Rated domestic and foreign commercial paper must be rated Prime-1 by Moody's or A-1 by S&P or the equivalent. The Portfolio may also invest in unrated securities if, in the opinion of the Fund's Board of Directors, such securities are of comparable quality to the rated securities in which the Portfolio may invest. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Portfolio may continue to hold the investment. However, if the Portfolio holds any variable rate demand investments with stated maturities in excess of one year, such investments must maintain their high quality rating or must be sold from the Portfolio.

The Portfolio will only purchase high quality debt instruments, with varying and longer maturities than a money market portfolio. Because interest rates on fixed rate investments fluctuate in response to economic factors, rates on the Portfolio's investments may vary, rising or falling with interest rates generally. The value of the Portfolio's securities varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Portfolio's investments generally increases as interest rates fall and decreases as interest rates rise.

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6

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To the extent that the  Portfolio  is invested  in foreign  securities,  such as
Eurodollar certificates of deposit, it may be subject to some foreign investment risk. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks, and associated income may be subject to the imposition of foreign taxes. For a more detailed discussion of quality requirements applicable to certificates of deposit, bankers' acceptances and other bank obligations, see "Investments and Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.

                        TAX EXEMPT LIMITED TERM PORTFOLIO

The Portfolio intends to invest all of its assets in tax exempt obligations; however, it reserves the right to invest up to 20% of its assets in taxable obligations (including securities the interest income on which may be subject to alternative minimum tax). The Portfolio will invest in tax exempt securities whose interest, in the opinion of bond counsel at the date of issuance, is exempt from regular federal income tax. Such tax exempt obligations consist of:

      o   municipal bonds
      o   municipal notes
      o   municipal leases

Any market discount or capital gains will be subject to federal income taxes. Interest on these securities may be subject to state and local income taxes.

The Portfolio will consist only of securities with a maximum dollar weighted average maturity of three years and a maximum maturity of five years (five years and sixty days for new issues) at the time of investment.

The Portfolio seeks to maintain a current yield that is greater than that obtainable from a portfolio of short-term, high quality tax exempt money market obligations. The Portfolio seeks to increase returns by actively managing securities in the short-term and intermediate-term ranges. However, it seeks to minimize market risk by employing a "laddered" portfolio approach as opposed to a market timing approach. The laddered approach to portfolio management involves the maintenance of securities positions of varying amounts staggered at appropriate points along the fixed income yield curve in an effort to maximize income and to minimize interest rate risk. As fixed rate securities with longer maturities generally have higher interest rates, a portfolio designed with a series of periodic maturities can generally produce higher yields at the horizon of its maturity restriction, balanced by the interest rate protection provided by shorter, more quickly maturing securities. In addition, the Portfolio seeks investments in securities which the Advisor believes to be undervalued and, therefore, have capital appreciation potential.

From time to time, the assets of the Portfolio may be substantially invested in short term municipal obligations in order to attempt to reduce the volatility of the Portfolio, moderate market risk, and minimize fluctuation in its net asset value. Short term obligations may also be purchased pending investment of proceeds of sales of Portfolio shares or Portfolio securities, or to maintain liquidity to meet anticipated redemptions.

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                                                                               7

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The Portfolio's  rated debt securities must be rated A or higher by Moody's or A or higher by S&P, or the equivalent. Rated short term municipal securities must be rated MIG-2, VMIG-2, P-2 or higher by Moody's or SP-2, A-2 or higher by S&P, or the equivalent. The Portfolio may also invest in unrated securities if, in the opinion of the Fund's Board of Directors, such securities are of comparable quality to the rated securities in which the Portfolio may invest. These standards must be satisfied at the time an investment is made. If the quality of
the  investment  later  declines,   the  Portfolio  may  continue  to  hold  the
investment. However, if the Portfolio holds any variable rate demand investments with stated maturities in excess of one year, such investments must maintain their high quality rating or must be sold from the Portfolio.

The Portfolio may purchase municipal obligations on a when-issued or delayed delivery basis and may purchase municipal obligations with puts and stand-by commitments. The Advisor currently does not anticipate entering into any transaction which would result in income subject to federal income tax. However, the Portfolio may invest up to 20% of the value of its total assets in taxable securities (including securities the interest on which may be subject to alternative minimum tax) in certain circumstances, including hedging instruments and repurchase and reverse repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York. The Portfolio may also lend its securities. Income from taxable securities, repurchase and reverse repurchase agreements and portfolio lending will be subject to income taxation. The Portfolio may purchase certain privately placed securities.

The Portfolio may also purchase zero coupon bonds. Zero coupon bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of zero coupon bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. For a discussion of the tax consequences of an investment in zero coupon bonds, see "Taxes" in the Statement of Additional Information.

The Portfolio will invest in high quality tax exempt municipal debt obligations, with varying and longer maturities than a money market portfolio. Because interest rates on fixed rate investments fluctuate in response to economic factors, rates on the Portfolio's investments may vary, rising or falling with interest rates generally. The value of the Portfolio's securities varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Portfolio's investments generally increases as interest rates fall and decreases as interest rates rise.

As of the date of this Prospectus, Congress and the President are considering lowering Federal personal income tax rates. Because tax-exempt obligations tend to pay interest at a lower rate than otherwise similar taxable obligations, to the extent income tax rates are lowered, the potential advantage to the holder of a tax-exempt obligation is correspondingly reduced. No assurances can be made regarding the effect of this potential legislation.

Interest income of the Portfolio will not be exempt from Federal income tax with respect to the following:

      o  taxable obligations

      o municipal obligations that the IRS has successfully asserted are not tax exempt obligations

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8

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Payment  of  interest  and  preservation  of  capital  are  dependent  upon  the continuing ability of issuers and/or obligors of municipal and public authority debt obligations to meet their payment obligations. Special factors may negatively affect the value of municipal securities, and, as a result, the Portfolio's share price. These factors include political or legislative changes and uncertainties relating to the tax status of the securities or the rights of investors in the securities. The value of municipal securities in the Portfolio can also be affected by market reaction to legislative consideration of various tax reform proposals. See "Management Strategies" in the Statement of Additional Information. There is also the risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Portfolio to re-invest in obligations with lower interest rates than the original obligations. For a detailed discussion of the quality requirements applicable to municipal bonds,
municipal  leases  and  other  municipal   obligations,   see  "Investments  and
Investment Techniques Common to Two or More Portfolios" in the Statement of Additional Information.


                          MANAGEMENT OF THE PORTFOLIOS


THE ADVISOR. The Advisor, whose principal offices are located at One Corporate Center, Rye, NY 10580, is a Delaware limited liability company organized in 1997, and is the successor company to Gabelli-O'Connor Fixed Income Mutual Fund Management Co. which was formed in 1987. Through its portfolio management team, the Advisor makes investment decisions for the Portfolios and continuously reviews and administers the Portfolios' investment program under the supervision of the Fund's Board of Directors.

As compensation for its services and the related expenses borne by the Advisor, the Advisor will receive a fee equal to 0.45% of the value of the Portfolios' average daily net assets. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Portfolio shares.

THE DISTRIBUTOR. Gabelli & Company, Inc. (the "Distributor") will serve as the Fund's Distributor and is located at One Corporate Center, Rye, NY 10580. The Distributor is affiliated with the parent company of the Advisor.

DISTRIBUTION ARRANGEMENTS. The Portfolios have each adopted a distribution and service plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, as amended. Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. There are no fees or expenses chargeable to the Portfolios under the Plans and the Fund's Board of Directors has adopted the Plans in case certain expenses of the Portfolios might be considered to constitute indirect payment by the Portfolios of distribution expenses. If a payment of advisory fees by the Fund to the Advisor should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments are authorized by the Plans.

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Fund's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which the Fund is required to pay to the Advisor for any fiscal year under its investment advisory agreement in effect for that year.


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                                                                               9

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                               PURCHASE OF SHARES


You can purchase the Portfolios' shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase shares through the Distributor, directly from the Fund through its transfer agent or through organizations that have special arrangements with the Fund ("Participating Organizations"). Participating Organizations may charge additional fees and may require higher or lower minimum investments or impose other limitations on buying and selling shares.

      o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Treasurer's Fund, Inc.":


          BY MAIL                                     BY PERSONAL DELIVERY
          THE TREASURER'S FUND, INC.                  THE TREASURER'S FUND, INC.
          P.O. BOX 8308                               C/O BFDS
          BOSTON, MA 02266-8308                       66 BROOKS DRIVE
                                                      BRAINTREE, MA 02184

You can obtain a subscription order form by calling 1-800-GABELLI (1-800-422-3554), or from the Internet at www.gabelli.com. Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Portfolio(s) you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire system, first telephone the Fund at 1-800- GABELLI (1-800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                           STATE STREET BANK AND TRUST COMPANY
                           ABA #011-0000-28
                           RE:  THE TREASURER'S FUND, INC.
                           REF DDA #99046187
                           RE: NAME OF PORTFOLIO
                           ACCOUNT #__________
                           ACCOUNT OF [REGISTERED OWNERS]
                           225 FRANKLIN STREET, BOSTON, MA 02110


         If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

      o  PARTICIPATING   ORGANIZATIONS.   You  may  purchase  shares  through  a
         Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

SHARE PRICE. The Portfolios sell their shares at the net asset value next determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.


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10

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MINIMUM  INVESTMENTS.  Your minimum initial  investment must be at least $1,000.
See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Participating Organizations may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA and "Coverdall" Education Savingsplans for investment in the Portfolios' shares. Applications may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Portfolios through tax deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such plans. Portfolio shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $1,000. There is no minimum initial subsequent investment requirement for retirement plans. The Tax Exempt Limited Term Portfolio does not accept investments for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Portfolios offer an automatic monthly investment plan. There is no minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 1-800-GABELLI (1-800-422-3554) for more details about the plan.

TELEPHONE INVESTMENT PLAN. You may purchase additional shares of the Portfolios by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed and approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call the Distributor at 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 or visit our website at www.gabelli.com.


GENERAL. The Fund will not issue share certificates. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.

                              REDEMPTION OF SHARES


You can redeem shares of the Portfolios on any Business Day. The Portfolios may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Portfolios cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Portfolios to suspend redemptions.


The Portfolios redeem their shares at the net asset value next determined after the Portfolios receive your redemption request. See "Pricing of Portfolio Shares" for a description of the calculation of net asset value.


You may redeem shares through the Distributor, directly from the Fund through its transfer agent or through Participating Organizations.

      o  BY LETTER.  You may mail a letter  requesting  redemption of shares to:
         THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Portfolio(s), the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions


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                                                                              11

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         such as commercial banks, brokers, dealers and savings associations.  A notary public cannot provide a signature guarantee.

      o BY TELEPHONE OR THE INTERNET. You may redeem your shares in a direct registered account by calling either 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 (617-328-5000 from outside the United States) or visiting our website at www.gabelli.com, subject to a $25,000 limitation. YOU MAY NOT REDEEM SHARES HELD THROUGH AN IRA BY TELEPHONE OR THE INTERNET. If State Street properly acts on telephone or Internet instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to telephone or Internet transactions. You may be responsible for any fraudulent telephone or Internet order in your account as long as State Street or the Fund takes reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Advisor (see "Exchanges of Shares").

         1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

         2. TELEPHONE OR INTERNET REDEMPTION BY WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or in a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. If you wish your bank to receive a wire on the day you place the telephone or Internet request, you must call the Fund by noon (Eastern Time).

      o PARTICIPATING ORGANIZATIONS. You may redeem shares through a Participating Organization which will transmit a redemption order to State Street on your behalf. A redemption request received from a Participating Organization will be effected at the net asset value next determined after State Street receives your request.

      o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and your account is directly registered with State Street. Please call the Distributor at 1-800-GABELLI (1-800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 30 days to increase the value of your shares to at least $1,000.

REDEMPTION PROCEEDS. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after it receives your redemption request. If you purchased your Portfolio shares by check or through the Telephone Purchase Plan, you may not receive proceeds from your redemptions until the check clears, which may take up to 15 days following purchase. While the Fund will delay processing the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

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                               EXCHANGE OF SHARES


You may exchange your shares in one Portfolio for shares of another Portfolio of the Fund or for shares of any other open-end fund managed by the Advisor or its affiliates and offered for sale in your state, based on their relative net asset values. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through exchange or details on the automatic monthly exchange privilege call 1-800-GABELLI (1-800-422-3554).


In effecting an exchange:

         o you must meet the minimum purchase requirements for the fund whose shares you purchase through exchange.

         o if you are exchanging into shares of a fund with a sales charge, you must pay the sales charge at the time of exchange.

         o  you may realize a taxable gain or loss.


         o  you should  read the  prospectus  of the fund  whose  shares you are
            purchasing  (Call  1-800-GABELLI   (1-800-422-3554)  to  obtain  the
            prospectus).


You may exchange shares by telephone, by mail or through a Participating Organization.


      o EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone by calling 1-800-GABELLI (1-800-422-3554).

      o EXCHANGES BY MAIL. You may send a written request for exchanges to: THE TREASURER'S FUND, INC., P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar value or number of shares you wish to exchange, the name and class of the Fund whose shares you wish to exchange, and the name of the Fund whose shares you wish to acquire.

      o EXCHANGES THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www. gabelli.com.

We may modify or terminate the exchange privilege at any time. You will be given notice 60 days' prior to any material change in the exchange privilege.


                           PRICING OF PORTFOLIO SHARES


The net asset value per share of each Portfolio is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The net asset value per share of each Portfolio is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value is computed by dividing the value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of its shares outstanding at the time the


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

determination is made. The Portfolios generally use market quotations in valuing their portfolio securities. If market quotations are not available, prices will be based on fair value as determined by the Directors.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends of net investment income for each Portfolio will be declared daily and paid monthly, and distributions of capital gains for the Portfolios, if any, will be paid annually. All dividends and distributions will be automatically reinvested for your account at net asset value in additional shares of the Portfolio(s) unless you request otherwise. If you elect cash distributions, notify the Fund at The Treasurer's Fund, Inc., P.O. Box 8308, Boston, MA 02266-8308 or by telephone at 1-800-422-3554.

                                 TAX INFORMATION


The Portfolios expect that their distributions will consist primarily of net investment income or, if any, short-term and long-term capital gains. With respect to the Limited Term Portfolio, dividends (including distributions from net investment income and short-term capital gains) are taxable to you as ordinary income. With respect to the Tax Exempt Portfolio, distributions of tax exempt income are not subject to regular federal income tax, but may be subject to the alternative minimum tax, and distributions of interest on taxable obligations, as well as any market discount net short-term capital gains, are taxable as ordinary income. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. Foreign shareholders generally will be subject to federal withholding tax.


This summary of tax consequences is intended for general information only. You should consult a tax advisor concerning the tax consequences of your investment in the Portfolios.

                            MAILINGS TO SHAREHOLDERS


In our continuing effort to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same Fund or Funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling the Distributor at 1-800-GABELLI (422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.


                              FINANCIAL HIGHLIGHTS

Shares of the Limited Term and Tax Exempt Limited Term Portfolios have not previously been offered and therefore do not have previous financial history.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           THE TREASURER'S FUND, INC.

                             LIMITED TERM PORTFOLIO
                        TAX EXEMPT LIMITED TERM PORTFOLIO

--------------------------------------------------------------------------------

FOR MORE INFORMATION:


For more information about the Portfolios, the following documents are available free upon request:


STATEMENT OF ADDITIONAL  INFORMATION (SAI):


The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
      You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Portfolios by contacting:
                           The Treasurer's Fund, Inc.
                              One Corporate Center
                                  Rye, NY 10580
                    Telephone: 1-800-GABELLI (1-800-422-3554)
                                 www.gabelli.com
--------------------------------------------------------------------------------


You can review and/or copy the Portfolios' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. You can get copies of these reports and other information about these Portfolios:


     o For a fee, by writing the Commission's Public Reference Section, Washington, DC 20549-0102, or by electronic request at the following email address: publicinfo@sec.gov.


     o Free   from   the   Edgar   database   on   Commission's   Website   at
       http://www.sec.gov.




(Investment Company Act File Number 811-5347)

--------------------------------------------------------------------------------

                           THE TREASURER'S FUND, INC.
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                             LIMITED TERM PORTFOLIO
                        TAX EXEMPT LIMITED TERM PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION



                                February 28, 2002



This Statement of Additional Information ("SAI"), which is not a prospectus, describes The Treasurer's Fund, Inc. (the "Fund") and should be read in conjunction with the Fund's Prospectuses each dated February 28, 2002. For a free copy of the prospectuses, please contact the Fund at the address, telephone number or Internet website printed below.


                              One Corporate Center
                            Rye, New York 10580-1434
                    Telephone 1-800-GABELLI (1-800-422-3554)
                             http://www.gabelli.com

                                TABLE OF CONTENTS
                                                                          PAGE

THE PORTFOLIOS AND THEIR OBJECTIVES........................................  1

INVESTMENTS AND INVESTMENT TECHNIQUES COMMON
TO TWO OR MORE PORTFOLIOS .................................................  2
              Change in Ratings............................................  2
              Eligible Securities..........................................  3
              Management Strategies......................................... 4
              Municipal Obligations......................................... 4
              Amortized Cost Valuation of Portfolio Securities.............. 5
              Variable Rate Demand Instruments.............................. 6
              When-Issued Securities........................................ 8
              Stand-by Commitments.......................................... 8
              Repurchase Agreements......................................... 9
              Reverse Repurchase Agreements.................................10
              Participation Interests.......................................10
              Bank Obligations, Certificates of Deposit and Bankers'
                Acceptances.................................................10
              United States Government Obligations..........................11
              Mortgage-Backed Securities....................................11
              Foreign Securities............................................13
              Privately Placed Securities...................................13
              Hedging Instruments...........................................14
              Loan of Portfolio Securities..................................15
              Puts for the Tax Exempt Portfolios............................15

INVESTMENT RESTRICTIONS ....................................................16

MANAGEMENT OF THE PORTFOLIOS................................................18

ADMINISTRATOR AND SUB-ADMINISTRATOR.........................................22

CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT................................23

TAXES.......................................................................23

PURCHASE, REDEMPTION AND EXCHANGE...........................................27

DIVIDENDS AND DISTRIBUTIONS.................................................27

NET ASSET VALUE.............................................................27

COMPUTATION OF YIELD........................................................29

DESCRIPTION OF COMMON STOCK ................................................31

DISTRIBUTION PLANS..........................................................32

BROKERAGE AND PORTFOLIO TURNOVER ...........................................33

SERVICE PROVIDERS ..........................................................34

FINANCIAL STATEMENTS........................................................34

RATINGS OF MUNICIPAL AND CORPORATE OBLIGATIONS..............................A-1

                           THE TREASURER'S FUND, INC.

                       THE PORTFOLIOS AND THEIR OBJECTIVES


The Fund was incorporated in Maryland on August 17, 1987 and is a no-load, diversified, open-end investment company currently consisting of three portfolios: the U.S. Treasury Money Market Portfolio ("U.S. Treasury Portfolio"), Domestic Prime Money Market Portfolio ("Domestic Prime Portfolio"), Tax Exempt Money Market Portfolio ("Tax Exempt Portfolio") (the "Money Market Portfolios"). The Limited Term Portfolio and Tax Exempt Limited Term Portfolio are currently inactive (each a "Portfolio" and together with the Money Market Portfolios, the "Portfolios"). In addition, each of the Money Market Portfolios has been divided into two classes of shares: (i) the Gabelli Cash Management Class ("Cash Management Class") and (ii) the Money Market Class ("Money Market Class"). The Class Management Class and Money Market Class are identical except that the Money Market Class of Shares is offered to organizations which are compensated for enhanced transfer agency services. Each Portfolio is designed to meet the short and intermediate term investment needs of individuals, corporations and institutional cash managers. There are no sales loads or exchange or redemption fees associated with the Fund. The investment objectives stated in the Prospectuses for each Portfolio are fundamental and may be changed only with the approval of a majority of outstanding shares of that Portfolio.

The investment objectives and policies of the Portfolios are sought through the following additional strategies employed in the management of the Portfolios which are described under "Investments and Investment Techniques Common to Two or More Portfolios":

                      U.S. TREASURY DOMESTIC  TAX EXEMPT LIMITED TERM TAX EXEMPT
                       PORTFOLIO    PORTFOLIO PORTFOLIO  PORTFOLIO    LIMITED
                       ---------    --------- ---------  ---------    TERM
                                                                      PORTFOLIO
                                                                      ---------
Change in Ratings            X            X         X          X         X

Eligible Securities                       X         X

Management Strategies                                          X         X

Municipal Obligations                               X                    X

Amortized Cost               X            X         X
Valuation of
Portfolio Securities

Variable Rate Demand                      X         X          X         X
Instruments

When-Issued Securities       X            X         X          X         X

Stand-By Commitments                                           X         X

Repurchase Agreements        X            X         X          X         X

                      U.S. TREASURY DOMESTIC  TAX EXEMPT LIMITED TERM TAX EXEMPT
                       PORTFOLIO    PORTFOLIO PORTFOLIO  PORTFOLIO    LIMITED
                       ---------    --------- ---------  ---------    TERM
                                                                      PORTFOLIO
                                                                      ---------
Reverse Repurchase        X             X          X        X               X
Agreements

Participation Interests                 X          X        X               X

Bank Obligations,                       X          X        X               X
Certificates of
Deposit and Bankers'
Acceptances

United States                           X                   X
Government
Obligations

Mortgage-Backed                         X          X        X               X
Securities

Privately Placed                        X          X        X               X
Securities

Hedging Instruments                                         X               X

Loan of Portfolio         X             X          X        X               X
Securities

Puts for the Tax Exempt                            X                        X
Portfolios

In addition to the strategies listed above, the Limited Term Portfolio may invest in foreign securities.

                      INVESTMENTS AND INVESTMENT TECHNIQUES
                        COMMON TO TWO OR MORE PORTFOLIOS

CHANGE IN RATINGS. Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchases by that Portfolio. With regard to the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio, neither event requires the elimination of such securities from these Portfolios, but Gabelli Fixed Income LLC (the "Advisor") will consider such an event to be relevant in its determination of whether these Portfolios should continue to hold such securities. To the extent that the ratings accorded by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P") for securities may change as a result of changes in these ratings systems, the Advisor will attempt to use comparable ratings as standards for its investment in debt securities in accordance with the investment policies contained therein. However, if these Portfolios hold any variable rate demand instruments with stated maturities in excess of one year, such instruments must maintain their high quality rating or must be sold from these Portfolios (See "Variable Rate Demand Instruments" below). With regard to the U.S. Treasury Portfolio, the Domestic Prime Portfolio and the Tax Exempt Portfolio, the Board of Directors of the Fund shall reassess promptly whether the security presents minimal credit risk and shall cause these Portfolios to take such action as the Board of Directors determines is in the best interest of these Portfolios and their shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Advisor becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Advisor's actions.


In addition, in the event that a security (1) is in default, (2) ceases to be an Eligible Security under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"), or (3) is determined to no longer present minimal credit risk or an event of insolvency occurs with respect to the issuer of a Portfolio security or the provider of any demand feature or guarantee, these Portfolios will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interest of these Portfolios. In the event that the security is disposed of, it shall be disposed of as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature, or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of a Portfolio's total assets, that Portfolio shall promptly notify the Securities and Exchange Commission (the "SEC") of such fact and of the actions that such Portfolio intends to take in response to the situation.


ELIGIBLE SECURITIES. The Domestic Prime Portfolio and the Tax Exempt Portfolio may only purchase dollar-denominated securities that have been determined by the Fund's Board of Directors to present minimal credit risk. Securities purchased for the Domestic Prime Portfolio must also have been First Tier Eligible Securities at the time of acquisition. Securities purchased for the Tax Exempt Portfolio must also have been Eligible Securities at the time of acquisition. The term Eligible Securities means: (i) securities which have or are deemed to have remaining maturities of 397 days or less and rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the Municipal Obligations (collectively, the "Requisite NRSROs"); or (ii) unrated securities determined by the Fund's Board of Directors to be of comparable quality. First Tier Eligible Securities are Eligible Securities which are rated in the highest category by NRSROs or are determined to be of comparable quality to the highest rated securities.


In addition, securities which have, or are deemed to have, remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e., with maturities greater than 366 days) are deemed unrated and may be purchased if such had received a long-term rating from the Requisite NRSROs in one of the three highest rating categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities. While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are S&P and Moody's. The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes or "Aaa" and "Aa" by Moody's in the case of "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's or "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments.

Subsequent to its purchase by the Portfolio, a rated security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. If this occurs, the Board of Directors of the Fund shall promptly reassess whether the security presents minimal credit risks and shall cause the Portfolio to take such action as the Board of Directors determines is in the best interest of the Portfolio and its shareholders. However, reassessment is not required if the security is disposed of or matures within five business days of the Advisor becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Advisor's actions. In addition, in the event that a security (i) is in default, (ii) ceases to be an Eligible Security under Rule 2a-7 of the 1940 Act, or (iii) is determined to no longer present minimal credit risks, or an event of insolvency occurs with respect to the issues of a portfolio security or the provider of any Demand Feature or Guarantee, the Portfolio will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interests of the Portfolio. Disposal of the security shall occur as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Portfolio's total assets, the Portfolio shall promptly notify the SEC of such fact and of the actions that the Portfolio intends to take in response to the situation.

MANAGEMENT STRATEGIES. In pursuit of their investment objectives the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio seek to increase returns by actively managing securities in the short term and intermediate term ranges. However, the Portfolios seek to minimize market risk by employing a "laddered" portfolio approach as opposed to a market timing approach. In addition, the Portfolios seek investments in securities which the Advisor believes to be undervalued and, therefore, have capital appreciation potential. The laddered approach to portfolio management involves the maintenance of securities positions of varying amounts staggered at appropriate points along the fixed income yield curve in an effort to maximize income and to minimize interest rate risk. Assuming a positively sloping yield curve, a portfolio designed with a series of periodic maturities can produce higher yields at the horizon of its maturity restriction, balanced by the interest rate protection provided by shorter, more quickly maturing securities.

MUNICIPAL OBLIGATIONS. (1) Municipal Bonds are debt obligations of states, cities, counties, municipalities and municipal agencies (all of which are generally referred to as "municipalities") which generally have a maturity at the time of issue of one year or more and which are issued to raise funds for various public purposes such as construction of a wide range of public facilities, to refund outstanding obligations and to obtain funds for institutions and facilities.

The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and other governmental units. The principal of, and interest on, revenue bonds are payable from the income of specific projects or authorizations and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

In addition, certain kinds of "private activity bonds" are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities (referred to as "industrial revenue bonds" or "IRBs"). Interest on the IRBs is generally exempt, with certain exceptions, from regular federal income tax pursuant to Section 103(a) of the Internal Revenue Code of 1986, as amended (the "Code"), provided the issuer and corporate obligor thereof continue to meet certain conditions (see "Taxes" below). IRBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The payment of the principal and interest on IRBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. If there is not an established secondary market for the IRBs, the IRBs will be supported by letters of credit, guarantees, insurance or other credit facilities that meet the high quality criteria of the Portfolios stated in the Prospectuses and provide a demand feature which may be exercised by the Portfolios to provide liquidity. In accordance with investment restriction 12 (see "Investment Restrictions" below), the Portfolios are permitted to invest up to 10% of their net assets in high quality, short-term Municipal Obligations (including IRBs) that may not be readily marketable or have a liquidity feature.

(2) The principal kinds of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and grant anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

(3) Issues of Municipal Commercial Paper typically represent very short term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

(4) Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal Leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Board of Directors may adopt guidelines and delegate to the Advisor the daily function of determining and monitoring the liquidity of municipal leases. In making such determination, the Board and the Advisor may consider such factors as the frequency of trades for the obligation, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers. If the Board determines that any municipal leases are illiquid, such leases will be subject to the 10% limitation on investments in illiquid securities. The Board of Directors is also responsible for determining the credit quality of municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

The Fund expects that, on behalf of the Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio, it will not invest more than 25% of each Portfolio's total assets in municipal obligations whose issuers are located in the same state or more than 25% of each Portfolio's total assets in municipal obligations the security of which is derived from any one category. There could be economic, business or political developments which might affect all municipal obligations of a similar type. However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations rather than factors affecting all, or broad classes of, municipal obligations.

AMORTIZED COST VALUATION OF PORTFOLIO SECURITIES. Pursuant to Rule 2a-7 under the 1940 Act, each of the Money Market Portfolios uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Money Market Portfolios' per share net asset value at $1.00. The amortized cost method involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Consistent with the provisions of the 1940 Act, the Money Market Portfolios maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having effective maturities of 397 days or less, and invest only in securities determined by or under the direction of the Board of Directors to be of high quality with minimal credit risks.

The Board of Directors has also established procedures designed to stabilize, to the extent reasonably possible, the Money Market Portfolios' net asset value as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Money Market Portfolios' investments by the Board of Directors at such intervals as they deem appropriate to determine whether each Portfolio's net asset value calculated by using available market quotations or market equivalents (i.e., determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review may be obtained from an independent pricing service approved by the Board of Directors.

The extent of deviation between any Money Market Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, will be periodically examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. Each Money Market Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on the Money Market Portfolios' shares.

VARIABLE RATE DEMAND INSTRUMENTS. Each Portfolio, except for the U.S. Treasury Portfolio, may purchase variable rate demand instruments.

Variable rate demand instruments that the Portfolios will purchase are tax exempt Municipal Obligations or taxable (variable amount master demand notes) debt obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Portfolios may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Directors to minimize credit risks. A Portfolio utilizing the amortized cost method of valuation may only purchase variable rate demand instruments if (i) the instrument is subject to an unconditional demand feature, exercisable by the Portfolio in the event of default in the payment of principal or interest on the underlying securities, and (ii) such unconditional demand feature qualifies as an Eligible Security. If an instrument is ever deemed to be of less than high quality, the Portfolio either will sell it in the market or exercise the demand feature.

The variable rate demand instruments that the Portfolios may invest in include participation certificates purchased by the Portfolios from banks, insurance companies or other financial institutions in fixed or variable rate, tax exempt Municipal Obligations (expected to be concentrated in IRBs) or taxable debt obligations (variable amount master demand notes) owned by such institutions or affiliated organizations. A participation certificate gives the Portfolios an undivided interest in the obligation in the proportion that the Portfolio's participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below. Where the institution issuing the participation does not meet the Portfolio's high quality standards, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Board of Directors of the Fund has determined meets the prescribed quality standards for the Portfolio. However, immediately after the acquisition of any securities subject to a demand feature or guarantee (as such terms are defined in the 1940 Act), with respect to 75% of the total assets of each of the Money Market Portfolios, not more than 10% of such assets may be invested in securities that are subject to a guarantee or demand feature from the same institution. Each of the Money Market Portfolios, however, may only invest more than 10% of its assets in securities subject to a guarantee or demand feature issued by a non-controlled person (as such term is defined in the 1940 Act). The Portfolios have the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days' notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Portfolio's participation interest in the security, plus accrued interest. The Portfolios intend to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to make redemptions of the Portfolio shares, or (3) to maintain a high quality investment portfolio. The institutions issuing the participation certificates will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Portfolio. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, the Portfolios will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Portfolios retain the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Portfolio subject to the expense limitation on investment company expenses prescribed by any state in which the Portfolio's shares are qualified for sale. The Advisor has been instructed by the Fund's Board of Directors to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Portfolio, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe. Although these instruments may be sold by the Portfolio, the Portfolio intends to hold them until maturity, except under the circumstances stated above (see "Taxes" below).

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. The Portfolios may contain variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Additionally, the Portfolios may contain variable rate demand participation certificates in fixed rate Municipal Obligations and taxable debt obligations. The fixed rate of interest on these obligations will be a ceiling on the variable rate of the participation certificate. In the event that interest rates increase so that the variable rate exceeded the fixed rate on the obligations, the obligations could no longer be valued at par and this may cause the Portfolios to take corrective action, including the elimination of the instruments. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate", or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities.1 Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

For purposes of determining whether a variable rate demand instrument held by a Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Portfolios' dollar-weighted average portfolio maturity. If a variable rate demand instrument ceases to meet the investment criteria of the Portfolio, it will be sold in the market or through exercise of the repurchase demand.


---------------
1 The "prime rate" is generally the rate charged by a bank to its most creditworthy customers for short term loans. The prime rate of a particular bank may differ from other banks and will be the rate announced by each bank on a particular day. Changes in the prime rate may occur with great frequency and generally become effective on the date announced.

WHEN-ISSUED SECURITIES. All Portfolios may purchase debt obligations offered on a "when-issued" or "delayed delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase of debt obligations; during the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of a Portfolio are not invested prior to the settlement of a purchase of securities, that Portfolio will earn no income; however, it is intended that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, it is intended that each Portfolio will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a debt obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that the net asset value or income of the Portfolios' securities portfolios will be adversely affected by their purchase of debt obligations on a when-issued basis. Each Portfolio will establish a segregated account in which it will maintain cash and liquid high-grade debt securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

STAND-BY COMMITMENTS. When the Portfolios purchase Municipal Obligations they may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Obligations. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio's option a specified Municipal Obligation at a specified price with same day settlement. A stand-by commitment is the equivalent of a "put" option acquired by the Portfolio with respect to a particular Municipal Obligation held in its portfolio.

The amount payable to the Portfolio upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest that the Portfolio paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio. Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation.

The Portfolio's right to exercise a stand-by commitment would be unconditional and unqualified. A stand-by commitment would not be transferable by the Portfolio, although it could sell the underlying Municipal Obligation to a third party at any time.

The Advisor expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Portfolio may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio would not exceed 1/2 of 1% of the value of the Portfolio's total assets calculated immediately after each stand-by commitment was acquired.

The Portfolio would enter into stand-by commitments only with banks and other financial institutions that, in the Advisor's opinion, present minimal credit risks and where the issuer of the Municipal Obligation meets the investment criteria of the Portfolio. The Portfolio's reliance upon the credit of these banks and broker-dealers would be supported by the value of the underlying Municipal Obligations held by the Portfolio that were subject to the commitment.

The Portfolio intends to acquire stand-by commitments solely to facilitate Portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Portfolio to be fully invested in securities the interest on which is exempt from federal income taxes while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the stand-by commitment.

The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Obligations which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Portfolios would be valued at zero in determining net asset value. In those cases in which the Portfolio paid directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment is held by the Portfolio. Stand-by commitments would not affect the dollar weighted average maturity of the Portfolio. The maturity of a security subject to a stand-by commitment is longer than the stand-by repurchase date.

The stand-by commitments that the Portfolios may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Portfolios, and that the maturity of the underlying security will generally be different from that of the commitment.

In addition, the Portfolio may apply to the Internal Revenue Service (the "IRS") for a ruling, or seek from its counsel an opinion, that interest on Municipal Obligations subject to stand-by commitments will be exempt from federal income taxation (see "Taxes" below). In the absence of a favorable tax ruling or opinion of counsel, the Portfolios will not engage in the purchase of securities subject to stand-by commitments.

REPURCHASE AGREEMENTS. When a Portfolio purchases securities, it may enter into a repurchase agreement with the seller wherein the seller agrees, at the time of sale, to repurchase the security at a mutually agreed upon time and price. A Portfolio may enter into repurchase agreements with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in United States government securities by the Federal Reserve Bank of New York.
Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than 397 days after the Portfolio's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio's money will be invested in the security, and will not be related to the coupon rate of the purchased security. At the time a Portfolio enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement. Repurchase agreements that do not mature within seven days of purchase will be deemed illiquid and will be subject to the 10% limitation. Each Portfolio may engage in a repurchase agreement with respect to any security in which that Portfolio is authorized to invest, even though the underlying security may mature in more than one year. The collateral securing the seller's obligation must be of a credit quality at least equal to the Portfolio's investment criteria for Portfolio securities and will be held by the Portfolio's Custodian or in the Federal Reserve Book Entry System.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Portfolio to the seller subject to the repurchase agreement and is therefore subject to that Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by that Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If the court characterized the transaction as a loan and a Portfolio has not perfected a security interest in the security, that Portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Portfolio may incur a loss if the proceeds to that Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price and date. Each Portfolio is permitted to enter into reverse repurchase agreements for liquidity purposes or when it is able to purchase other securities which will produce more income than the cost of the agreement. Each Portfolio may enter into reverse repurchase agreements only with those member banks of the Federal Reserve System and broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found satisfactory by the Fund's Board of Directors. When engaging in reverse repurchase transactions, the Portfolios will maintain, in a segregated account with their Custodian, securities equal in value to those subject to the agreement. These agreements are considered to be borrowings and therefore are included in the asset restriction contained under "Investment Restrictions" relating to borrowings.

The Portfolio could experience delays in recovering securities in the event of the bankruptcy of the other party to a reverse repurchase agreement and could experience a loss to the extent that the value of the securities may have decreased in the meantime.


PARTICIPATION INTERESTS. The Domestic Prime Portfolio, Tax Exempt Portfolio, Limited Term Portfolio and Tax Exempt Limited Term Portfolio may purchase from banks participation interests in all or part of specific holdings of Municipal or other debt obligations (including corporate loans). Where the institution issuing the participation does not meet the Portfolio's quality standards, the participation may be backed by an irrevocable letter of credit or guarantee that the Board of Directors has determined meets the prescribed quality standards of each Portfolio. Thus, even if the credit of the selling bank does not meet the quality standards of a Portfolio, the credit of the entity issuing the credit enhancement will. Each Portfolio will have the right to sell the participation interest back to the bank for the full principal amount of the Portfolio's interest in the Municipal or debt obligation plus accrued interest, but only (1) as required to provide liquidity to that Portfolio, (2) to maintain the quality standards of each Portfolio's investment portfolio or (3) upon a default under the terms of the debt obligation. The selling bank may receive a fee from a Portfolio in connection with the arrangement. The terms of certain of the participations in corporate loans in which a Portfolio may invest may not enable the Portfolio to sell such instrument to the bank, and the secondary markets, if any, for such instruments are extremely limited. When purchasing bank participation interests, the Portfolio will treat both the bank and the underlying borrower as the issuer of the instrument for the purpose of complying with the diversification requirement of Investment Restriction Number 3 discussed below (see "Investment Restrictions" below).


BANK OBLIGATIONS, CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. All the Portfolios, except the U.S. Treasury Portfolio, may purchase certificates of deposit, bankers' acceptances and other obligations issued or guaranteed by the 50 largest banks in the United States. For this purpose banks are ranked by total deposits as shown by their most recent annual financial statements. The "other obligations" in which the Portfolio may invest include instruments (such as bankers' acceptances, commercial paper and certificates of deposit) issued by U.S. subsidiaries of the 50 largest banks in the U.S. where the instruments are guaranteed as to principal and interest by such banks. In addition, the Limited Term Portfolio may also purchase certificates of deposit, bankers' acceptances and other obligations (or instruments secured by such obligations) of (i) domestic banks subject to regulation by the U.S. Government or its agencies (such as the Federal Reserve Board, the Comptroller of the Currency, or the FDIC) and having total assets of over $1 billion unless their obligations are guaranteed by their parent bank, which has assets of over $5 billion; (ii) foreign branches of these banks ("Euros"); (iii) United States branches of foreign banks of equivalent size ("Yankees"); and (iv) foreign banks. The
Portfolio limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion of assets, are among the 75 largest in the world, and have branches or agencies in the U.S. See "Foreign Securities" below for further discussion of the risks inherent in such investments. At the time the Portfolio invests in any certificate of deposit, bankers' acceptance or other bank obligation, the issuer or its parent must have its debt rated within the quality standards of the Portfolio or if unrated be of comparable quality as determined by the Fund's Board of Directors.


UNITED STATES GOVERNMENT OBLIGATIONS. The Domestic Prime Portfolio and the Limited Term Portfolio may purchase any obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Securities issued or guaranteed as to principal and interest by the United States Government or by agencies or instrumentalities thereof include obligations of several different kinds. Such securities in general include a variety of United States Treasury obligations, consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by United States Government agencies and instrumentalities which are supported by (a) the full faith and credit of the United States Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the United States Treasury (such as securities of the Student Loan Marketing Association), (c) the authority of the United States Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the United States Government will provide financial support to United States Government agencies or instrumentalities as described in clauses (b), (c) or (d) above in the future, other than as set forth above, since it is not obligated to do so by law. Certain instruments issued or guaranteed by the United States Government or agencies thereof which have a variable rate of interest readjusted no less frequently than annually are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Securities issued or guaranteed as to principal and interest by the United States Government may be acquired by the Domestic Prime Portfolio and the Limited Term Portfolio in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"). These Portfolios may also invest in separately traded principal and interest components of securities issued or guaranteed by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These Portfolios may also invest in stripped mortgage-backed securities that represent beneficial ownership interests in either principal or interest distributions on certain mortgage pass-through certificates which are guaranteed by the Federal National Mortgage Association. Such certificates are held by a trust which sells such securities through the Federal Reserve.

Securities guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities are deemed to include securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the United States Government, its agencies or instrumentalities.

MORTGAGE-BACKED SECURITIES. Certain of the Portfolios may purchase securities issued or guaranteed by federal agencies or U.S. Government sponsored corporations. Such securities include those issued and guaranteed by the Government National Mortgage Association (GNMA, or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

GNMA Mortgage-Backed Securities are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration (FHA) or guaranteed by the Veterans Administration (VA). A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA (a U.S. Government corporation within the U.S. Department of Housing and Urban Development) the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

As mortgage-backed securities, GNMAs differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. GNMAs are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security (in this case, the Portfolio).

The payment of principal of the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances and may involve capital losses if the mortgages were purchased at a premium. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. A Portfolio, when such prepayments are passed through to it, may be able to reinvest them only at a lower rate of interest. The Advisor, in determining the attractiveness of GNMAs relative to alternative fixed income securities, and in choosing specific GNMA issues, will have made assumptions as to the likely speed of prepayment. Actual experience may vary from these assumptions, resulting in a higher or lower investment return than anticipated.

FNMA is a U.S. Government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/services, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage banks. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC is a corporate instrumentality of the U.S. Government, created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Federal Home Loan Mortgage Corporation Participation Certificates ("PCs") which represent interests in mortgages from FHLMC's mortgage portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

FHLMC PCs differ from FNMA pass-through in that the mortgages underlying PCs are mostly conventional mortgages rather than FHA insured or VA guaranteed mortgages, although FHLMC has occasionally purchased FHA or VA loans. However, in several other respects (such as the monthly pass-through of interest and principal and the unpredictability of future prepayment experience) PCs are similar to FNMAs.

Each Portfolio, except the U.S. Treasury Portfolio, may also invest in Collateralized Mortgage Obligations ("CMOs"), a type of mortgage-backed security. CMOs are debt securities collateralized by mortgage-backed certificates issued by federal agencies or U.S. Government sponsored corporations such as GNMA, FNMA and FHLMC. The payment of CMOs depends upon the cash flow from the pool of mortgages represented by the mortgage-backed certificates.

CMOs are divided into multiple classes. Generally, the interest on the classes is distributed currently to the holders of each class. However, principal is not paid in this manner. Instead, holders of the first class receive all payments of principal until their bond is fully paid. Thereafter, principal is paid on each succeeding class with the earliest maturing securities retired first.

One or more classes, usually the last, may be zero-coupon bonds ("Z bonds"). The cash flow that would otherwise be used to pay interest on this class is used instead to pay principal on the earlier maturing classes. After all prior classes are retired, the Z bond pays interest and principal until final maturity. Interest accrued but not paid on the Z bond is added to the principal of the Z bond and thereafter accrues interest.

Any guarantee or insurance on a mortgage-backed certificate does not extend to a Portfolio's investments in CMOs. There is a possibility of limited liquidity as there is no assurance that a secondary market will develop for CMOs or, if such market does develop, that it will provide a Portfolio with liquidity or remain for the term of the investment. If an event of default occurs with respect to the CMOs purchased by a Portfolio, there can be no assurance that the collateral pledged as security therefor will be sufficient to pay the principal and interest due on such bonds. The payment of principal of the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances and may involve capital losses if the mortgages were purchased at a premium. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. The Advisor, in determining the attractiveness of CMOs relative to alternative fixed income securities, and in choosing specific CMO issues, will have made assumptions as to the likely speed of prepayment. Actual experience may vary from these assumptions, resulting in a higher or lower investment return than anticipated.

FOREIGN SECURITIES. The Limited Term Portfolio may invest in certain foreign securities. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers. There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Foreign securities markets have substantially less volume than national securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

PRIVATELY PLACED SECURITIES. Each Portfolio, except the U.S. Treasury Portfolio, may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers. Except with respect to securities subject to Rule 144A of the Securities Act of 1933 (the "Securities Act") which are discussed below, these securities are typically not readily marketable, and therefore are considered illiquid securities. The price these Portfolios pay for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of privately placed securities by these Portfolios will reflect any limitations on their liquidity. As a matter of policy, none of the Portfolios will invest more than 10% of the market value of the net assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments.

The Portfolios may purchase securities that are not registered ("restricted securities") under the Securities Act but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. These Portfolios may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act ("4(2) Paper"). However, each Portfolio will not invest more than 10% of its net assets in illiquid investments, which include securities for which there is no ready market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) paper, the Fund's Board of Directors continuously determine, based on the trading markets for the specific restricted security, that it is liquid). The Board of Directors may adopt guidelines and delegate to the Investment Advisor the daily function of determining and monitoring liquidity of restricted securities and 4(2) paper. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Portfolios' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

HEDGING INSTRUMENTS. Hedging is a means of transferring risk which an investor does not desire to assume during an uncertain market environment. The Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are permitted to enter into transactions solely (a) to hedge against changes in the market value of portfolio securities or (b) to close out or offset existing positions. The transactions must be appropriate for the reduction of risk; they cannot be for speculation. The Limited Term Portfolio and the Tax Exempt Limited Term Portfolio may (a) sell futures contracts on non-municipal and municipal debt securities and indexes of non-municipal and municipal debt securities, respectively, and (b) purchase or write (sell) options on these futures, on non-municipal and municipal debt securities and on indexes of non-municipal and municipal debt securities traded on registered securities exchanges and contract markets, respectively.

Financial futures contracts obligate the seller to deliver a specific type of security, at a specified time for a specified price. The contracts may be satisfied by actual delivery of the securities or by an offsetting transaction. There are risks associated with the use of futures contracts for hedging purposes. In certain market conditions, as with rising interest rates, futures contracts may not completely offset a decline in value of portfolio securities. It may not always be possible to execute a buy or sell order at the desired price or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Changes in market interest rates may differ substantially from those anticipated when hedge positions were established. If a Portfolio has hedged against rising interest rates and they decline, the value of the Portfolio will increase, but at least part of the benefit of the increase will be lost because of losses in the Portfolio's futures positions. The Portfolio may have to sell securities to meet daily maintenance margin requirements. The risk of loss to the Portfolio is theoretically unlimited when the Portfolio sells a futures contract because the Portfolio is obligated to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security.

The Portfolios may also purchase put options or write (sell) call options on non-municipal debt securities. In the event that options on municipal debt securities became available, the Tax Exempt Limited Term Portfolio would consider purchasing or selling these options. The Portfolios may purchase call options and write (sell) put options on debt securities to close out open positions, purchase put options to protect their holdings from a decline in market value, and write call options. The Portfolios may also purchase put options and write call options on futures contracts which are traded on a United States exchange or board of trade and enter into closing transactions with respect to these options. The Portfolios may use options on futures contracts under the same conditions it uses put and call options on debt securities. The effect of a futures contract may also be created by simultaneous purchase of a put and sale of a call option on the same security. When a Portfolio purchases a put option or call option, the maximum risk of loss to the Portfolio is the price of the option purchased. The use of options as a hedge rather than financial futures contracts may result in partial hedges because of the limits inherent in the exercise prices. A Portfolio will not invest more than 5% of its net assets in premiums on put options.

The Tax Exempt Limited Term Portfolio may also utilize futures contracts on municipal bond indexes or related put and call options on these index contracts. The Portfolio's strategies in employing these contracts would be similar to the strategies applicable to futures and options contracts generally. The Portfolio may also buy put options and sell call options on municipal bond index futures or on municipal bond indexes.

The hedging activities of the Portfolios are subject to several additional restrictions. A Portfolio may not enter into futures contracts or related options if immediately thereafter the sum of the amount of initial and variation margin deposits on outstanding futures contracts and premiums paid for related options would exceed 20% of the market value of its total assets. In addition, it may not enter into futures contracts or purchase or sell related options (other than offsetting existing positions) if immediately thereafter the sum of the amount of initial margin deposits on outstanding futures contracts and premiums paid for related options would exceed 5% of the market value of its total assets. A Portfolio's ability to engage in hedging activities is also restricted by the requirements to "cover" any sale of a futures contract with securities held in the Portfolio and to establish and maintain segregated accounts (which may be invested only in liquid assets such as cash, U.S. government securities and other high grade debt obligations) equal to the amount of any futures contract purchased by the Portfolio. A segregated account freezes those assets of the Portfolio and renders them unavailable for sale or other disposition. These requirements may thus reduce the Portfolio's flexibility in making investment decisions with respect to such assets. The Portfolios' ability to engage in hedging activities may be further limited by certain income tax considerations (see "Taxes" below).

To the extent the Portfolios use hedging instruments which do not involve specific portfolio securities, offsetting price changes between the hedging instruments and the securities being hedged will not always be possible, and market value fluctuations of the Portfolio may not be completely eliminated. When using hedging instruments that do not specifically correlate with securities in the Portfolio, the Advisor will attempt to create a very closely correlated hedge. Hedging activities based on non-municipal debt securities or indexes may not correlate as closely to the Portfolios as hedging activities based on municipal debt securities or indexes. Less closely correlated hedges are likely to occur if a Portfolio hedges municipal securities with a futures contract on United States government obligations, other non-municipal securities or an index that does not include municipal securities. This type of hedging activity may be useful to a Portfolio, especially where closely correlated hedging activities based on municipal securities or indexes are not available.

Brokerage commissions on financial futures and options transactions and premium costs for purchasing options may tend to reduce a Portfolio's yield.

LOAN OF PORTFOLIO SECURITIES. Each Portfolio may from time to time lend securities on a short term basis to banks, brokers and dealers and receive as collateral cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or irrevocable bank letters of credit (or any combination thereof), which collateral will be marked to market daily and will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. Such loans are not made with respect to any Portfolio if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Portfolio's total assets. Securities lending will afford a Portfolio the opportunity to earn additional income because the Portfolio will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. A Portfolio will have the right to retain record ownership of loaned securities in order to exercise beneficial rights. A Portfolio may pay reasonable fees in connection with arranging such loans. The Portfolio will not lend its securities to any officer, partner, Director, employee, or affiliate of the Fund, or the Advisor.

PUTS FOR THE TAX EXEMPT PORTFOLIOS. The Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio may purchase municipal bonds or notes with the right to resell them at an agreed price or yield within a specified period prior to maturity to facilitate portfolio liquidity. This right to resell is known as a put. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the investment objectives of these Portfolios and subject to the supervision of the Board of Directors, the purpose of this practice is to permit the Portfolios to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, to purchase at a later date securities other than those subject to the put and in the case of the Tax Exempt Limited Term Portfolio, to facilitate the Advisor's ability to manage the portfolio actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts (see "Investment Restrictions" and "Taxes" below).

     The amortized cost method is used by the Domestic Prime Portfolio and the Tax Exempt Portfolio to value any municipal securities; no value is assigned to any puts on such municipal securities. This method is also used by the Tax Exempt Limited Term Portfolio to value certain high quality municipal securities which meet the requirements specified for use of the amortized cost method; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

                             INVESTMENT RESTRICTIONS

     Unless specified to the contrary, the following investment restrictions may not be changed as to a Portfolio without the approval of a majority of the outstanding voting securities of that Portfolio which, under the 1940 Act and the rules thereunder and as used in this SAI, means the lesser of (1) 67% of the shares of a Portfolio present at a meeting if the holders of more than 50% of the outstanding shares of that Portfolio are present in person or by proxy, or
(2) more than 50% of the outstanding shares of a Portfolio.2

The Fund may not, on behalf of a Portfolio:

(1) with regard to the Domestic Prime Portfolio, invest more than 5% of its total assets in securities of any one issuer, except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; however, the Portfolio may invest more than 5% of their total assets in the First Tier Securities of a single issuer for a period of up to three business days;

(2) purchase securities (including warrants) other than those described in the Prospectuses as fundamental;

(3) except for the Domestic Prime Portfolio which is subject to Investment Restriction (1) above, with respect to 75% of the Portfolio's total assets, invest more than 5% of the value of the total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;

(4) purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio or if such securities were purchased for the purpose of exercising control;

(5) borrow money, except (a) from banks for extraordinary or emergency purposes (not for leveraging or investment) or (b) by engaging in reverse repurchase agreements, provided that (a) and (b) in the aggregate do not exceed an amount equal to one-third of the value of the total assets of that Portfolio less its liabilities (not including the amount borrowed) at the time of borrowing, and further provided that 300% asset coverage is maintained at all times;

(6) purchase securities while borrowings (excluding reverse repurchase agreements entered into for other than extraordinary or emergency purposes) exceed 5% of the Portfolio's total assets;


-------------------
2 Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Portfolio.

(7) mortgage, pledge, or hypothecate any assets except that a Portfolio may pledge not more than one-third of its total assets to secure borrowings made in accordance with Investment Restriction (5) above. However, although not a fundamental policy of the Fund, as a matter of operating policy in order to comply with certain state statutes, no Portfolio will pledge its assets in excess of an amount equal to 10% of net assets;

(8) act as underwriter of securities issued by others, except to the extent that the purchase of securities in accordance with the Portfolio's investment objectives and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

(9) make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with the Portfolio's investment objectives and policies and the entry into repurchase agreements may be deemed to be loans;

(10) issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to Investment Restriction (5) and except for shares of the various series which may be established by the Board of Directors;

(11) purchase and sell real estate or invest in real estate limited partnerships or in limited partnership interests in real estate investment trusts which are not readily marketable (although a Portfolio may invest in securities of companies which deal in real estate and in other permitted investments secured by real estate), commodities, commodities contracts or oil and gas interests;

(12) invest more than 10% of the market value of the Portfolio's net assets in illiquid investments including repurchase agreements maturing in more than seven days and foreign securities, privately placed securities (including short term debt obligations issued pursuant to Section 4(2) of the Securities Act) and bank participation interests for which a readily available market does not exist;

(13) sell securities short or purchase securities on margin, or engage in the purchase and sale of a put, call, straddle or spread option or in writing such option except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth herein and except that the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio may purchase hedging instruments as described herein;

(14)     acquire securities of other investment companies;

(15) lend portfolio securities in an amount exceeding in the aggregate one-third of the market value of the Portfolio's total assets, less liabilities other than obligations created by these transactions;

(16) invest more than 5% of the value of a Portfolio's total assets in the securities of issuers where the entity providing the revenues from which the issue is to be paid has a record, including predecessors, of fewer than three years of continuous operation, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Fund may not, on behalf of the Portfolio or Portfolios specified:

(17) with respect to the Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio, under normal market conditions, purchase securities if such purchase would cause less than 80% of the Portfolio's net assets to be invested in securities the income from which is exempt from regular federal income tax and not subject to alternative minimum tax;

(18) with respect to the U.S. Treasury Portfolio, the Domestic Prime Portfolio and Limited Term Portfolio, invest more than 25% of the value of the Portfolio's total assets in securities of companies in the same industry (excluding U.S. government securities and, as to Domestic Prime Portfolio only, certificates of deposit and bankers' acceptances of domestic banks); and

(19) with respect to the Tax Exempt Portfolio and Tax Exempt Limited Term Portfolio, purchase (i) pollution control and industrial revenue bonds or (ii) securities which are not Municipal Obligations, if in either case the purchase would cause more than 25% of the value of the Portfolio's total assets to be invested in companies in the same industry (for the purposes of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

                          MANAGEMENT OF THE PORTFOLIOS

DIRECTORS AND OFFICERS

Under Maryland law, the Fund's Board of Directors is responsible for establishing the Portfolios' policies and for overseeing the management of the Portfolios. The Board also elects the Fund's officers who conduct the daily business of the Portfolios. The Directors and principal officers of the Fund, their ages and their principal business occupations during the last five years, are listed below. Unless otherwise specified, the address of each such person is One Corporate Center, Rye, New York 10580-1434. Directors deemed to be "interested persons" of the Fund for purposes of the 1940 Act are indicated by an asterisk.

     NAME, ADDRESS, AG           PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
     AND POSITION(S) WITH FUND

Anthony J. Colavita        President  and  Attorney  at Law in the law  firm of
Director                   Anthony J. Colavita,  P.C.  since 1961;  Director or
Age: 66                    Trustee of 19 other mutual funds  advised by Gabelli
                           Funds, LLC and its affiliates.

Arthur V. Ferrara          Director of The Guardian Life  Insurance  Company of
Director                   America;  Formerly,  Chairman of the Board and Chief
Age: 71                    Executive   Officer   from   January   1993  through
                           December 1995;  Director
                           or  Trustee  of 5 mutual funds     within     the
                           Guardian  Fund  Complex; Director   of  1   other
                           mutual fund advised by Gabelli Funds, LLC and its affiliates.

Mary E. Hauck              Retired  Senior  Manager  of  the  Gabelli  O'Connor
Director                   Fixed  Income  Mutual  Funds   Management   Company;
Age: 58                    Director or Trustee of 3 other mutual funds  advised
                           by Gabelli Funds, LLC and its affiliates.

Robert C. Kolodny, M.D.    Physician,   author  and  lecturer   (self-employed)
Director                   since 1983; General Partner of KBS Partnership,  KBS
Age: 56                    II  Investment   Partnership,   KBS  III  Investment
                           Partnership,    KBS   IV Limited Partnership, KBS
                           New  Dimensions,   L.P., KBS Global Opportunities,
                           L.P. and KBS   VII Limited Partnership (private
                           investment partnerships) since   1981; Medical
                           Director and Chairman of the    Board    of   the
                           Behavioral  Medicine Institute since 1983.

Robert J. Morrissey        Partner  in the law  firm of  Morrissey  &  Hawkins;
Director                   Director of 3 other mutual funds  advised by Gabelli
Age: 62                    Funds, LLC and its affiliates.

     NAME, ADDRESS, AG           PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
     AND POSITION(S) WITH FUND

Karl Otto Pohl             Member   of  the   Shareholder   Committee   of  Sal
Director                   Oppenheim  Jr.  & Cie.  (private  investment  bank);
Age: 72                    Director   of   Gabelli   Asset    Management   Inc.
                           (investment  management),  Zurich  Allied  (insurance
                           company), and TrizecHahn Corp. (real estate company);
                           Former  President  of  the  Deutsche   undesbank  and
                           Chairman of its  Central  Bank  Council  (1980-1991);
                           Director or Trustee of 18 other mutual funds advised by Gabelli Funds, LLC and its affiliates.

Anthony R. Pustorino       Professor  Emeritus of Accounting at Pace University
Director                   (1965-2001);  Director or Trustee of 13 other mutual
Age: 75                    funds  advised  by  Gabelli   Funds,   LLC  and  its
                           affiliates.

Werner J. Roeder, M.D.     Medical  Director,  Lawrence Hospital and practicing
Director                   private  physician;  Director or Trustee of 14 other
Age: 61                    mutual funds advised by Gabelli  Funds,  LLC and its
                           affiliates.

Anthonie C. van Ekris      Managing  Director  of Balmac  International,  Ltd.;
Director                   Director of  Spinnaker  Industries,  Inc. and Stahel
Age: 67                    Mardmeyer  A.Z.;  Director  or  Trustee  of 10 other
                           mutual funds advised by Gabelli Funds, LLC and its affiliates.

Bruce N. Alpert            Executive   Vice   President  and  Chief   Operating
Vice President             Officer of Gabelli Funds, LLC since 1988;  President
Age: 50                    and  Director  of  Gabelli  Advisers,  Inc.  and  an
                           officer of all funds advised by Gabelli Funds, LLC and its affiliates.

Ronald S. Eaker            Senior  Portfolio  Manager of Gabelli  Fixed  Income
President and Chief        LLC and its predecessors since 1987.
Investment Officer
Age: 41

Henley  L,  Smith          Senior  Portfolio Manager  of  Gabelli  Fixed  Income
Vice  President  and       LLC and its predecessors since 1987.
Investment   Officer
Age: 45

Judith  A. Raneri          Portfolio  Manager,  Gabelli Funds,  LLC since April
Secretary, Treasurer and   1997;  member  of  the  Investment  and  Credit  and
Investment Officer         Review Committees.
Age: 34


The Fund pays each Director who is not an employee of the Advisor or an affiliate company an annual fee of $4,000 and $500 for each regular meeting of the Board of Directors attended by the Director, and reimburses Directors for certain travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund pays each Director serving as a member of the Audit, Proxy and Nominating Committee a fee of $250 per meeting when assets under management by the Fund are below

$100 million and $500 per meeting when assets under management by the Fund are above $100 million. For the fiscal year ended October 31, 2001 such fees paid totaled $32,409, $14,978 and $5,604 for the Domestic Prime Portfolio, Tax Exempt Portfolio and U.S. Treasury Portfolio, respectively. The Limited Term Portfolio and Tax Exempt Limited Term Portfolio were not operational during the fiscal year ended October 31, 2001.



In addition, the Directors established an Audit Committee consisting of two members, including a Chairman of the Committee. The Audit Committee members are Messrs. Pustorino (Chairman) and Ferrara. Each member earns a fee of $500 for attending each Committee meeting.



The Directors have also established a Nominating Committee consisting of two members, including a Chairman of the Committee. The Nominating Committee members are Messrs. Colavita (Chairman) and Roeder. Each member earns a fee of $500 for attending each Committee meeting.


The Fund, its Adviser and principal underwriter have adopted a code of ethics (the "Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Fund.

COMPENSATION TABLE


The following table sets forth certain information regarding the compensation of the Fund's Directors and officers. Except as disclosed below, no executive officer or person affiliated with the Fund received compensation in excess of $60,000 from the Fund for the calendar year ended December 31, 2001.



      NAME OF PERSON, POSITION         AGGREGATE COMPENSATION FROM FUND    AGGREGATE COMPENSATION FROM FUND
                                                                                       COMPLEX*


Felix J. Christiana, Director (1)             $4,000                              $50,533 (11)
Anthony J. Colavita, Director                 $6,500                              $145,016 (20)
Richard N. Daniel, Director (1)               $4,772                              $4,772 (1)
Arthur V. Ferrara, Director                   $6,000                              $15,099 (2)
Mary E. Hauck, Director                       $6,000                              $18,000 (4)
Dr. Robert C. Kolodny, Director               $6,000                              $6,000 (1)
Robert J. Morrissey, Director                 $1,000                              $37,226 (4)
Karl Otto Pohl, Director**                    $0                                  $0 (19)
Anthony R. Pustorino, Director                $7,000                              $125,250 (11)
Werner J. Roeder, Director                    $6,500                              $72,182 (14)
Anthonie van Ekris, Director                  $6,000                              $62,250 (11)

There are no pension, retirement or other benefits payable by the Fund to any director or officer of the Fund.

--------------------
(1) Messrs. Christiana and Daniel served as Directors of the Fund until June 7, 2001 and ____, 2001, respectively.

* Represents the total compensation paid to such persons during the calendar year ended December 31, 2001. The parenthetical number represents the number of investment companies (including the Fund) from which such person received compensation that are considered part of the same fund complex as the Fund because they have common or affiliated investment advisers.


** Mr. Pohl is a director of Gabelli Asset Management, Inc., the indirect parent company of the Advisor.

As of the date of this SAI, the Directors of the Fund as a group owned less than 1% of the outstanding shares of each Portfolio.

INVESTMENT ADVISOR


The Advisor is a Delaware limited liability company organized in 1997, with offices at One Corporate Center, Rye, New York 10580-1434. The Advisor is an investment manager, administrator or advisor for the assets of the Fund and separate managed accounts for corporations, institutions, pension trusts, profit sharing trusts and high net worth individuals. The Advisor is a registered investment advisor under the Investment Advisers Act of 1940. Mr. Mario J. Gabelli is the Chairman of the Board of Directors of Gabelli Asset Management Inc., which is the indirect majority owner of the Advisor. As a result, Mr. Gabelli may be deemed to be a "controlling person" of the Advisor. As of December 31, 2001, the Advisor and its affiliate, Darien Associates, served as investment advisor for assets aggregating in excess of $1.6 billion. The Advisor is an affiliate of Gabelli Asset Management Inc. which, through its affiliates, including the Advisor, acts as an investment manager, administrator or advisor for assets aggregating in excess of $25 billion as of December 31, 2001. Prior to April 14, 1997, Gabelli O'Connor Fixed Income Mutual Funds Management Company served as the Fund's Advisor ("Former Advisor").


Pursuant to the Advisory Agreements for each of the Portfolios, the Advisor manages the Portfolio's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general supervision of the Board of Directors of the Fund.

The Advisor provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors, officers or employees of the Advisor or its affiliates.

The Advisor also provides the Fund with supervisory personnel who will be responsible for supervising the performance of administrative services, accounting and related services, net asset value and yield calculation, reports to and filings with regulatory authorities, and services relating to such functions. However, the administrator will provide personnel who will be responsible for performing the operational components of such services. The personnel rendering such supervisory services may be employees of the Advisor, of its affiliates or of other organizations.

Set forth below as a percentage of average daily net assets are the advisory fees paid to the Advisor by each Portfolio pursuant to the Advisory Agreements: the U.S. Treasury Portfolio, 0.30%; Domestic Prime Portfolio, 0.30%; Tax Exempt Portfolio, 0.30%; Limited Term Portfolio, 0.45%; and Tax Exempt Limited Term
Portfolio, 0.45%. Any portion of the total fees received by the Advisor may be used by the Advisor to provide shareholder and administrative services and for distribution of Fund shares.


Additionally, the Advisor has contractually agreed to reimburse expenses of the Portfolios to the extent necessary to maintain Total Annual Fund Operating Expenses at no more than 0.60% for the Money Market Class Shares of each of the Domestic Prime Portfolio and Tax Exempt Portfolio and 0.65% for the Money Market Class Shares of the U.S. Treasury Portfolio. The expense reimbursement agreement will continue until at least October 31, 2002 and is renewable annually.

                     ADVISORY FEES PAID BY THE FUND FOR THE
                          FISCAL YEARS ENDED OCTOBER 31

                                     2001             2000              1999
                                     ----             ----              ----

Domestic Prime Money                $1,493,731       $1,181,407      $1,180,277
Market Portfolio

Tax Exempt Money Market              $719,106         $599,152        $567,728
Portfolio

U.S. Treasury Money Market           $274,832         $261,700        $348,614
Portfolio



None of these amounts, for the fiscal years ended October 31, 2001, 2000 and 1999, were voluntarily and irrevocably waived by the Advisor for any of these Portfolios.


The Limited Term Portfolio and the Tax Exempt Limited Term Portfolio have not commenced operations. The Advisor may irrevocably waive its rights to any portion of the advisory fees and may use any portion of the advisory fees for purposes of shareholder and administrative services and distribution of the Fund's shares pursuant to the Fund's Distribution and Service Plans.

                       ADMINISTRATOR AND SUB-ADMINISTRATOR

ADMINISTRATOR. The administrator for the Fund is Gabelli Funds, LLC (the "Administrator"). Pursuant to the Administration Agreement for each of the Portfolios, the Administrator provides all management and administrative services reasonably necessary for the Fund, other than those provided by the Advisor, subject to the supervision of the Fund's Board of Directors. Because of the services rendered the Fund by the Administrator and the Fund's Advisor, the Fund itself may not require any employees other than its officers, none of whom receive compensation from the Fund.

For the services rendered to the Fund by the Administrator, each Fund pays the Administrator a fee, computed daily and payable monthly, in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of all aggregate average daily net assets of the Fund over $1 billion.

Under the Administration Agreement for each Portfolio, the Administrator provides all administrative services, including, without limitation: (i)
provides services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund, including maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's Custodian and Advisor; (ii) oversees the performance of administrative and professional services to the Fund by others, including the Fund's Custodian;
(iii) prepares, but does not pay for, the periodic updating of the Fund's Registration Statement, Prospectuses and SAI in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, prepares the Fund's tax returns, and prepares reports to the Fund's shareholders and the SEC; (iv) prepares in conjunction with Fund counsel, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws;
(v) prepares notices and agendas for meetings of the Fund's Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board of Directors; (vi) monitors daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Code and the Prospectuses; and (vii) monitors and evaluates daily income and expense accruals, and sales and redemptions of shares of the Portfolios.

SUB-ADMINISTRATOR. The Administrator has entered into a Sub-Administration Contract with PFPC Inc. (the "Sub-Administrator"), which is located at 3200 Horizon Drive, King of Prussia, Pennsylvania, 19406 , pursuant to which the Sub-Administrator provides certain administrative services necessary for the Fund's operations but which do not concern the investment advisory and portfolio management services provided by the Advisor. For such services and the related expenses borne by the Sub-Administrator , the Advisor pays the Sub-Administrator on the first business day of each month a fee for the previous month at the following rates: 0.0275% on aggregate net assets of $0-$10 billion, 0.0125% on aggregate net assets of $10-$15 billion and 0.0100% on aggregate net assets over $15 billion, which together with the services rendered, is subject to re-negotiation if net assets exceed $20 billion.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

The Fund's custodian is Custodial Trust Company (the "Custodian"), located at 101 Carnegie Center, Princeton, New Jersey 08540. Pursuant to a Custodian Agreement with the Fund, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. Subject to the supervision of the Advisor and Administrator, the Custodian maintains the Fund's portfolio transaction records. State Street Bank and Trust Company ("State Street"), serves as transfer agent and dividend agent for the Fund and Boston Financial Data Services, Inc., an affiliate of State Street, serves as the Fund's shareholder accounting agent pursuant to a Transfer Agency Agreement. Pursuant to such agreement, the transfer agent, among other things, performs the following services in connection with the Fund's shareholders of record: maintains shareholder records for each of the Fund's shareholders of record;
processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

                                      TAXES

Each of the active Portfolios of the Fund has qualified under the Code as a regulated investment company. Each Portfolio will be treated as a separate corporation and generally will have to comply with the qualifications and other requirements applicable to regulated investment companies without regard to other Portfolios. The Portfolios intend to continue to qualify as regulated investment companies. Qualification relieves the Portfolios of federal income taxes on taxable income and long-term capital gains distributed to their shareholders, provided that at least 90% of their investment company taxable income and 90% of their net tax exempt interest income is distributed and numerous other requirements are satisfied. The Fund's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its investment company taxable income and tax exempt net interest income. If a Portfolio does not qualify as a regulated investment company, all of its taxable income would be taxable at corporate rates and no distributions would qualify as tax exempt.

The Code imposes a nondeductible 4% excise tax on a Portfolio unless it meets certain requirements with respect to distributions of ordinary income and capital gain net income. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Portfolio's ordinary income for the calendar year, plus at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending October 31 during such year. The Fund believes that this provision will not have any material impact on any Portfolio.

The Fund has adopted a policy of declaring dividends daily in an amount based on its net investment income. The amount of each daily dividend may differ from actual net investment income calculated in accordance with federal income tax principles. Dividend distributions will be made on the twentieth day of each month. Dividends paid from taxable income, and distributions of any realized short term capital gains (whether from tax exempt or taxable obligations) are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. It is not expected that any income distributions from the Portfolios will qualify for the dividends received deduction for corporations.

The Code permits tax exempt interest distributed by a regulated investment company to flow through as exempt interest dividends to its shareholders, provided that at least 50% of the value of its total assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is exempt under Section 103(a) of the Code. The Tax Exempt Portfolio and Tax Exempt Limited Term Portfolio intend to satisfy this 50% requirement in order to permit their distributions attributable to tax exempt interest to be treated by their shareholders as exempt interest dividends for federal income tax purposes. Distributions of exempt interest dividends are not subject to regular federal income taxes, but may be subject to the alternative minimum tax. Dividends declared by the Fund from taxable income in October, November or December of a calendar year will be treated as received by shareholders on December 31 of such calendar year (and subject to tax in the shareholder's tax year in which such date occurs) for federal income tax purposes, notwithstanding actual receipt of the dividend in the following calendar year. Distributions of net realized capital gains (offset by any capital loss carry forwards) are made in October and, if necessary, to meet applicable distribution requirements, shortly after October 31, the Portfolios' fiscal year-end, except that the U.S. Treasury Portfolio, the Domestic Prime Portfolio and the Tax Exempt Portfolio include net short-term capital gain in their daily declarations of income.

Distributions derived from interest on certain private activity bonds that are exempt from regular federal income tax are tax preference items that may subject individual or corporate shareholders to liability (or increased liability) under the alternative minimum tax. However, at least 80 percent of the net assets of the Tax Exempt Portfolio and Tax Exempt Limited Term Portfolio will be invested in municipal obligations, the interest income on which is not treated as a tax preference item under the alternative minimum tax. In addition, because 75% of the difference between adjusted current earnings (including, generally, tax exempt income) and alternative minimum taxable income (determined without regard to this item) is an addition to the corporate alternative minimum tax base, all distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax.

In certain cases, Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on passive investment income, including exempt interest. For social security recipients, interest on tax exempt bonds, including tax exempt interest dividends paid by the Fund, is to be added to adjusted gross income for purposes of computing the amount of social security benefits includible in gross income.

With respect to the variable rate demand instruments and participation certificates, the Fund should be treated for federal income tax purposes as the owner of an interest in the underlying debt obligations and that the interest received will be tax exempt to the Fund to the same extent that the interest on the underlying obligations will be tax exempt. The IRS has announced that it will not ordinarily issue advance rulings on the question of ownership of securities or participation interests therein subject to a put and, as a result, the IRS could reach a conclusion different from that set forth herein.

The Fund may be subject to state or local tax in jurisdictions in which the Fund is organized or may be deemed to be doing business. However, New York and Maryland tax regulated investment companies in a manner that is generally similar to the federal income tax rules described herein.

Distributions may be subject to state and local income taxes. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from their treatment under the federal income tax laws. Some states exempt distributions received from the Fund from state personal income tax to the extent such distributions are derived from interest on obligations issued by such state or its municipalities or political subdivisions.

With respect to the U.S. Treasury Portfolio, states generally provide for a pass-through of the state and local income tax exemption afforded under federal law to direct owners of U.S. Government obligations, subject to such Portfolio's compliance with certain state notice and investment threshold requirements. It is expected that dividends from the U.S. Treasury Portfolio that are derived from interest earned on U.S. Government obligations generally will be treated for state and local income tax purposes as if the investor directly owned a proportionate share of the U.S. Government obligations held by that Portfolio. Therefore, since the income on U.S. Government obligations in which the U.S. Treasury Portfolio invests is exempt from state and local income taxes under federal law, dividends paid by that Portfolio that are derived from such interest will also be free from state and local income taxes. To the extent required by applicable state laws and within any applicable time period following the end of the Fund's taxable year, the Fund intends to send each shareholder a tax information notice describing the federal and state tax status of dividends paid to investors for the prior tax year.

Shareholders should review with their tax advisors the state and local income tax consequences of the Fund's investing in certain investments issued by agencies and instrumentalities of the U.S. Government and in repurchase and reverse repurchase agreements and of the Fund's engaging in securities loans.

The exemption from state and local income taxation, if available, does not preclude states from assessing other taxes, such as personal property taxes and estate and inheritance taxes, on the value of an investor's shares in the U.S. Treasury Portfolio. In addition, states may impose taxes on capital gains distributed by such Portfolio and may include the value of Portfolio shares and the income attributable thereto in the measure of state or municipal franchise taxes imposed on a corporate investor's privilege of doing business in the state or municipality.

If the Fund acquires debt instruments that were originally issued at a discount, e.g., zero coupon bonds, for purposes of determining its distribution requirements it will be required to include annually in gross income or, in the case of tax-exempt instruments issued at a discount, in tax-exempt income, a portion of the original issue discount that accrues over the term of the obligation regardless of whether the income is received by the Fund. To insure that the Fund has sufficient cash to meet this distribution requirement, the Fund may borrow funds on a short-term basis or sell certain investments. However, since the Fund expects that a substantial percentage of its dividends will be reinvested, and since dividends that are declared and automatically reinvested satisfy the distribution requirement, the Fund expects to satisfy the distribution requirement even if it owns obligations with original issue discount. Shareholders will realize taxable income on the automatic reinvestment of dividends attributable to original issue discount on taxable obligations.

Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Fund does not expect that any Portfolio will qualify to elect to pass through to its shareholders the right to take a foreign tax credit for foreign taxes withheld from dividends and interest payments.

Generally, on the sale or exchange of obligations held for more than one year, gain realized by a Portfolio that is not attributable to original issue discount or accrued market discount will be long-term capital gain. However, gain on the disposition of a bond (including municipal obligations) purchased at a market discount generally will be treated as taxable ordinary income, rather than capital gain, to the extent of any accrued market discount. For federal income tax purposes, distributions of net capital gains (the excess of net long-term capital gains over net short-term capital loss), if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Capital gain dividends will be designated as such in a written notice to investors mailed not later than 60 days after a Portfolio's taxable year closes. If any net capital gains are retained by a Portfolio for reinvestment, requiring federal income taxes to be paid thereon by such Portfolio, the Portfolio will elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will be required to report such capital gains as net capital gains, will be able to claim their share of federal income taxes paid by the Portfolio on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their Portfolio shares by the difference between the amount of such includable capital gains and the tax deemed paid. Distributions of net capital gains are not eligible for the dividends received deduction.

A shareholder may also recognize a taxable gain or loss if the shareholder sells or redeems shares. Any gain or loss arising from (or treated as arising from ) the sale or redemption of shares will be a capital gain or loss, except in the case of a dealer in securities. Capital gains realized by corporations are generally taxed at the same rate as ordinary income. However, long term capital gains of non-corporate shareholders are taxable at a maximum rate of 20% for shareholders who have a holding period of more than 12 months.

Corresponding maximum rate and holding period rules apply with respect to capital gains dividends distributed by the Fund, without regard to the length of time the shares have been held by the shareholder. The Portfolios will advise shareholders as to what portion of their distributions will be treated as long term capital gains. The deduction of capital losses is subject to limitations.

If a shareholder receives a capital gain dividend and sells shares after holding them for six months or less (not including as part of the period held, periods during which the shareholder holds an offsetting position), then any loss realized on the sale will be treated as long-term capital loss to the extent of such capital gain dividend. Any short-term capital loss realized by shareholders upon the redemption of shares of the Tax Exempt Portfolio or the Tax Exempt Limited Term Portfolio within six months from the date of their purchase (not including as part of the period held any period during which the shareholder holds an offsetting position) will be disallowed to the extent of any exempt interest dividends received during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the value of a share on the reinvestment date.

Shareholders are required to report tax exempt interest (including exempt interest dividends) on their federal income tax returns. Redemptions of shares, including exchanges for shares of another Portfolio, may result in tax consequences (gain or loss) to shareholders and are also subject to reporting requirements.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio will not be deductible for federal income tax purposes. In addition, interest incurred or continued to purchase shares of the other Portfolios is generally treated as investment interest, and in the case of corporate taxpayers is deductible only to the extent of net investment income. Under rules used by the IRS to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

The Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are substantial users (or persons related thereto) of facilities financed by such obligations. The Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio have not undertaken any investigation as to the users of the facilities financed by tax exempt bonds in their portfolios.

The U.S. Supreme Court has determined that there is no constitutional prohibition against the federal government's taxing the interest earned on municipal bonds. The decision does not, however, affect the current exemption from taxation of the interest earned on municipal bonds in accordance with
Section 103 of the Code.

The Portfolios will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which include most corporations. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of the Portfolios may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Portfolios with their taxpayer identification numbers and their required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Shareholders should provide the Portfolios with their taxpayer identification numbers and corporate shareholders should certify their exempt status in order to avoid possible unnecessary application of backup withholding.

In January of each year (or earlier, if necessary to satisfy state and local income tax notice requirements), the Portfolios will issue to each shareholder a statement of the federal income tax status of all distributions, including: in the case of the Tax Exempt Portfolio and the Tax Exempt Limited Term Portfolio, a statement of the percentage of the prior calendar year's distributions which the respective Portfolio has designated as tax exempt, the percentage of such tax exempt distributions treated as a tax preference item for purposes of the alternative minimum tax, and the source on a state-by-state basis of all distributions; and, in the case of the U.S. Treasury Portfolio, all applicable state and local income tax information.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by such person, where such amounts are treated as income from U.S. sources under the Code.

The federal, state and local income tax rules that apply to the Fund and its shareholders have changed extensively in recent years, and investors should recognize that additional changes may be made in the future, some of which could have an adverse affect on the Fund and its investors for federal and/or state and local tax purposes. Shareholders should consult their tax advisors about the application of the provisions of federal, state and local tax law described in this statement of additional information in light of their particular federal and state tax situations.

                        PURCHASE, REDEMPTION AND EXCHANGE

Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is an indirect majority owned subsidiary of GAMI, having principal offices located at One Corporate Center, Rye, New York 10580-1434, acts as the Fund's distributor pursuant to its Distribution Agreement with the Fund. The Distributor acts as agent of the Fund for the continuous offering of its shares on a best efforts basis. The material relating to the purchase, redemption and exchange of Fund shares in the Prospectuses is incorporated herein by reference and investors should refer to the Prospectuses for information relating to these areas.

                           DIVIDENDS AND DISTRIBUTIONS

Net investment income is declared as dividends daily and paid monthly; if an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. Substantially all the realized net capital gains for the Portfolios, if any, are declared and paid on an annual basis (except for net short-term capital gains for the Money Market Portfolios). Dividends are payable to shareholders of record at the time of declaration.

Dividends of each Portfolio are automatically reinvested in additional Portfolio shares unless the shareholder has elected to have them paid in cash.

The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value at 12:00 noon (Eastern
Time). Shares of the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio earn dividends on the business day their purchase is effective but not on the business day their redemption is effective (see "Purchase of Shares" and "Redemption of Shares" in the Fund's Prospectuses).

                                 NET ASSET VALUE

Net asset value per share for each class of each Portfolio is determined by subtracting from the value of such class's total assets the amount of its liabilities and dividing the remainder by the number of its outstanding shares. The U.S. Treasury Portfolio, the Domestic Prime Portfolio and the Tax Exempt Money Market Portfolio value all portfolio securities by the amortized cost method in accordance with Rule 2a-7 under the 1940 Act. This method attempts to maintain a constant net asset value per share of $1.00. No assurances can be given that this goal can be attained.

The Money Market Portfolios utilize the amortized cost method of valuation. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Money Market Portfolios to deviate more than l/2 of l% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

The Fund's Board of Directors has established procedures to stabilize, to the extent reasonably possible, the Money Market Portfolios' net asset value at $l.00 per share. These procedures include a review of the extent of any deviation of net asset amortized cost per share. Should that deviation exceed 1/2 of 1%, the Board of Directors will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each Money Market Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with an effective maturity greater than 397 days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Fund's Board of Directors determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. The Fund has also established procedures to ensure compliance with the requirement that portfolio securities meet the high quality criteria (see "Investments and Investment Techniques Common to Two or More Portfolios" above).


For purposes of determining the NAV per share of each of the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio, readily marketable ___ portfolio ___ securities ___ (including options and futures) traded on a market where trades are reported contemporaneously are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the principal such market last occurring prior to the time and day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the average of the closing bid and asked prices on the principal market for such security on such day. If no asked prices are quoted on such day, then the security is valued at the closing bid price on the principal market for such security on such day. If no bid or asked prices are quoted on such day, then the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith to reflect its fair market value.

All other readily marketable securities are valued at the latest average of the bid and asked price obtained from a pricing service or a dealer maintaining an active market in such security.

Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges.

Short-term debt instruments having 60 days or less remaining until maturity are valued at amortized cost from the later of purchase date or valuation on the 61st day prior to maturity. Other debt obligations (including convertible debt) for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day the security is valued using the closing bid price. The Funds may obtain valuations on the basis of prices provided by a pricing service approved by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors designed to reflect in good faith the fair value of such securities.

The Fund does not determine net asset value per share on the following holidays:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The Portfolios compute net asset value as follows: the U.S. Treasury Portfolio, Domestic Prime Portfolio and the Tax Exempt Portfolio, 12:00 noon. (Eastern
Time) and as the close of regular trading on the New York Stock Exchange, normally 4:00 p.m.; the Limited Term Portfolio and Tax Exempt Limited Term Portfolio, 4:00 p.m. (Eastern Time). The days on which a Fund's net asset value is determined are its business days, except that the net asset value is not computed for a Portfolio class on a day in which no orders to purchase, sell or redeem class shares have been received or on the holidays listed herein.

                              COMPUTATION OF YIELD

The current and effective yields of the Money Market Portfolios may be quoted in reports, sales literature, and advertisements published by the Fund. Current yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

             YIELDS FOR THE SEVEN-DAY PERIOD ENDED OCTOBER 31, 2001

                                      Money Market Class   Cash Management Class


Domestic Prime Money Market                 2.17%                  2.27%
Portfolio

Tax Exempt Money Market Portfolio           1.65%                  1.74%

U.S. Treasury Money Market Portfolio        1.92%                  2.02%


The Limited Term Portfolio and Tax Exempt Limited Term Portfolio are not money market funds and must compute their yield in a different fashion. These Portfolios compute yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in the registration statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                            YIELD = 2[ (a-b +1)6 - 1]
                                       ---
                                       cd

Where:

a   = dividends and interest earned during the period.
b   = expenses accrued for the period (net of reimbursements).
c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.
d   = the maximum offering price per share on the last day of the period.

Actual future yields will depend on the type, quality, and maturities of the investments held by the Portfolios, changes in interest rates on investments, and the Portfolios' expenses during the period.

                              TAX EQUIVALENT YIELD

The Tax Exempt Portfolio and Tax Exempt Limited Term Portfolio may from time to time advertise their tax equivalent yield.

Tax equivalent yield is computed upon a 30-day (or one month) period ended on the date of the most recent balance sheet included in the Fund's Annual Report. It is computed by dividing by one that portion of the yield of the Portfolio (as computed pursuant to the formulae previously discussed) which is tax exempt minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Portfolio that is not tax exempt. The tax equivalent yields for these Portfolios also may fluctuate daily and do not provide a basis for determining future yields.

The U.S. Treasury Portfolio may also advertise a tax equivalent yield for one or more of the states and municipalities wherein all or substantially all of that Portfolio's dividends represent a pass-through of income received on direct obligations of the U.S. Government and, as a result, are not subject to such state's income tax. The U.S. Treasury Portfolio's advertisement of a tax equivalent yield reflects the taxable yield that an investor subject to that state's or municipality's highest marginal tax rate would have had to receive in order to realize the same level of after-tax yield as an investment in the U.S. Treasury Portfolio would have produced. Tax equivalent yield is calculated by dividing the portion of the U.S. Treasury Portfolio's yield that is not subject to state or municipal taxes (calculated as described above) by the result of subtracting the state's or municipality's highest marginal tax rate from 1, and adding the resulting figure to that portion, if any, of the U.S. Treasury Portfolio's yield that is subject to state or municipal income tax. All dividends paid by the U.S. Treasury Portfolio are subject to federal income taxation at applicable rates.

                           COMPUTATION OF TOTAL RETURN

The total return of the Limited Term and the Tax Exempt Limited Term Portfolios must be displayed in any advertisement containing the yield of any of these Portfolios. Total return is the average annual total return for the 1-, 5-and 10-year period ended on the date of the most recent balance sheet included in the Fund's Annual Report. It is computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                  P(1+T)n = ERV

Where:

P     =  a hypothetical initial investment of $1,000
T     =  average annual total return
n     =  number of years
ERV   =  ending  redeemable  value of a hypothetical  $1,000 payment made at the beginning of the 1-, 5- or 10- year periods at the end of the 1-, 5- or 10-year periods (or fractional portion).

Because the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio have not had a registration in effect for 1, 5 or 10 years, there is no yield or total return information available.

Yield information may be useful for reviewing the performance of the Portfolio and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Portfolios' yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

From time to time evaluations of performance of the Portfolios made by independent sources may be used in advertisements concerning the Portfolios. These sources may include Lipper, Inc., Wiesenberger Investment Company Service, IBC's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Bank Rate Monitor, and The Wall Street Journal.

                           DESCRIPTION OF COMMON STOCK


The Fund was incorporated in Maryland on August 17, 1987. The Fund was formerly named the Gabelli-O'Connor Treasurer's Fund, Inc. At a meeting of the shareholders held on March 6, 1989, the shareholders of the Fund voted to amend the Amended Articles of Incorporation to change the name of the Fund to The Treasurer's Fund, Inc. The authorized capital stock of the Fund consists of twenty billion shares of common stock having a par value of one tenth of one cent ($.001) per share ("Common Stock"). The Fund's net assets at the close of business on January 2, 2002 were valued at $180,517,960, $488,820,409,
$264,195,514,  $5,410,292, $28,924,702 and $3,904,588 for the Money Market Class
and Cash Management Class of the U.S. Treasury Portfolio, the Domestic Prime Portfolio and Tax Exempt Portfolio, respectively. The Limited Term Portfolio and Tax Exempt Limited Term Portfolio had not commenced operations as of February 28, 2002. The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio. The Board of Directors currently has authorized the division of the unissued shares into five series of Common Stock, one for each of the Portfolios. In addition, each of the Money Market Portfolios has been divided into two classes of shares. Shares of all series and classes will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series or class. Each share of any series or class of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.

As of January 2, 2002, the following persons or entities owned as much as 5% of the indicated Fund's outstanding shares:



          NAME AND ADDRESS OF    NUMBER OF SHARES     NAME OF FUND IN     PERCENTAGE OF OWNER-
         RECORD OR BENEFICIAL          OWNED           WHICH SHARES           SHIP OF FUND
                HOLDER                                   ARE OWNED


MONEY MARKET CLASS

Bear Stearns Securities Corp.        4,025,590    U.S. Treasury Portfolio         5.03%
One Metrotech Center North
Brooklyn, NY 11201-3870

GAMI-ARB                            44,772,013    U.S. Treasury Portfolio         5.15%
One Corporate Center
Rye, NY 10580-1442

Gabelli Asset Management Inc.       193,898,595   U.S. Treasury Portfolio        22.29%
One Corporate Center
Rye, NY 10580-1442

Gabelli Fixed Income LLC             2,346,533    U.S. Treasury Portfolio        49.63%
One Corporate Center
Rye, NY 10580-1442



          NAME AND ADDRESS OF    NUMBER OF SHARES     NAME OF FUND IN     PERCENTAGE OF OWNER-
         RECORD OR BENEFICIAL          OWNED           WHICH SHARES           SHIP OF FUND
                HOLDER                                   ARE OWNED

Bernard Friedman                    269,310        Tax Exempt Portfolio          6.95%
23 South Foxcroft Drive
Marlboro, NJ 07746-2323

Sandra Friedman                     278,938        Tax Exempt Portfolio          7.19%
23 South Foxcroft Drive
Marlboro, NJ 07746-2323

V. David Levitt                    1,211,630       Tax Exempt Portfolio         31.25%
c/o Levitt Fuirst Assoc. Inc.
One Executive Blvd.
Yonkers, NY 10701-6822

The shares held by Bear Stearns Security Corp. are held on behalf of individual client accounts.



The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Fund does not issue certificates evidencing Fund shares.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of the Fund's revised investment advisory agreement with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders of shares entitled to cast not less than twenty-five percent of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act including the removal of Fund directors and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Board of Directors may consider necessary or desirable. Each Director serves until the next meeting of shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter, i.e., by a majority of the outstanding shares of each Portfolio. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or series in the matter are substantially identical or that the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

                               DISTRIBUTION PLANS

The Fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund (the "Plans"). Rule 12b-1 provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by

Rule 12b-1. Although there are no fees or expenses chargeable to the Fund under the Plans, the Fund's Board of Directors has adopted the Plans in case certain expenses of the Fund might be considered to constitute indirect payments by the Fund of distribution expenses. If a payment by the Fund to the Advisor of advisory fees should be deemed to be indirect financing by the Fund of the distribution of its shares, such payments would be authorized under the Plans.

The Plans provide that the Advisor may make payments from time to time from its own resources, which may include the advisory fee and past profits for the following purposes: to pay promotional and administrative expenses in connection with the offer and sale of the shares of the Portfolios, including payments to participating organizations for performing shareholder servicing and related administrative functions and for providing assistance in distributing the Portfolio's shares. The Advisor, in its sole discretion, will determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which the Fund is required to pay to the Advisor for any fiscal year under the Advisory Agreement in effect for that year.

The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. However, it is the Fund management's position that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Advisor for providing such services. However, this is an unsettled area of the law and if a determination contrary to the Fund management's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Advisor, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Fund or its shareholders. On November 16, 1999, President Clinton signed the Gramm-Leach-Bliley Act, repealing certain provisions of the Glass-Steagall Act which have restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies. The new legislation grants banks new authority to conduct certain authorized activity through financial subsidiaries. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.


The Plans provide that they may continue in effect for successive annual periods provided they are approved by the shareholders or by the Board of Directors, including a majority of directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plans, or in the agreements related to the Plans. On February 20, 2002, the Board of Directors approved the continuance of all of the Plans until February 2003. The Plans for the Domestic Prime Portfolio and Tax Exempt Portfolio were approved by a majority of the affected Portfolio's shareholders at the annual meeting on March 6, 1989. The Plan for the U.S. Treasury Portfolio was approved by a majority of that Fund's shareholders on March 14, 1991. The Plans further provide that they may not be amended to increase materially the costs which may be spent by the Fund for distribution pursuant to the Plans without shareholder approval, and the other material amendments must be approved by the directors in the manner described in the preceding sentence. The Plans may be terminated at any time by a vote of a majority of the disinterested directors of the Fund or the Fund's shareholders. Although there are no fees or expenses chargeable to the Fund under the Plans, for the fiscal year ended October 31, 2001, the Advisor made payments under the Plans to or on behalf of participating organizations in the amount of $778,085 with regard to the U.S. Treasury Portfolio, Tax Exempt Portfolio and Domestic Prime Portfolio, (representing 0.10% of the average daily net assets of certain accounts within each of those Funds). Although these payments were not made by the Portfolio, each may be deemed an indirect payment by the Portfolio.


                        BROKERAGE AND PORTFOLIO TURNOVER

BROKERAGE

The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There usually are not brokerage commissions paid for such purchases. Any transactions for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. The Fund may purchase participation certificates in variable rate Municipal Obligations with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security. The interest received by the Fund is net of a fee charged by the issuing institution for servicing the underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by a formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations.

Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may be or become managed by the Advisor or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Advisor occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

No portfolio transactions are executed with the Advisor or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from the Advisor or its affiliates.

PORTFOLIO TURNOVER

Each Portfolio's average annual portfolio turnover rate, i.e., the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less) is expected to be high. Purchases and sales are made for each Portfolio whenever necessary in the Advisor's opinion, to meet the Portfolio's objective.

                                SERVICE PROVIDERS

COUNSEL

Legal matters for the Fund are passed upon by Paul, Hastings, Janofsky and Walker LLP, 399 Park Avenue, 30th Floor, New York, New York 10022.

INDEPENDENT AUDITORS

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019 have been selected as independent auditors for the Fund.

                              FINANCIAL STATEMENTS


The audited financial statements for the Fund as of and for the year ended October 31, 2001 and the Report of Ernst & Young LLP thereon, are incorporated herein by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.

                 RATINGS OF MUNICIPAL AND CORPORATE OBLIGATIONS
                      MUNICIPAL AND CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S  INVESTORS  SERVICE,  INC.'S MUNICIPAL AND CORPORATE BOND
RATINGS:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A posses favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by establishing cash flow of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. A short-term issue having a demand feature (i.e., payment relying on external liquidity and usually payable on demand rather than fixed maturity dates) is differentiated by Moody's with the use of the Symbol VMIG, instead of MIG.

Moody's also provides credit ratings for tax exempt commercial paper. These are promissory obligations (1) not having an original maturity in excess of nine months, and (2) backed by commercial banks. Notes bearing the designation P-1 have a superior capacity for repayment. Notes bearing the designation P-2 have a strong capacity for repayment.

DESCRIPTION  OF STANDARD & POOR'S  CORPORATION'S  MUNICIPAL AND  CORPORATE  BOND
RATINGS:

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degrees.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CC, CCC -- Bonds rated BB, B, CC, CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- Bonds rated C are income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                                  UNRATED BONDS

Bonds which are unrated expose the investor to risks with respect to the issuer's capacity to pay interest and principal which are similar to the risks of rated- rated obligations. The safety of an investment in an unrated obligation, therefore, is more reliant as a general proposition on an investment advisor's judgment, analysis and experience than an investment in a higher rated obligation.

                            COMMERCIAL PAPER RATINGS

DESCRIPTION  OF STANDARD & POOR'S  CORPORATION'S  TWO HIGHEST  COMMERCIAL  PAPER
RATINGS:

A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF MOODY'S INVESTORS  SERVICE,  INC.'S TWO HIGHEST  COMMERCIAL PAPER
RATINGS:

Moody's employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues: Prime-1, highest quality; Prime-2, higher quality.

                            MONEY MARKET FUND RATINGS

DESCRIPTION  OF STANDARD & POOR'S  CORPORATION'S  TWO HIGHEST  MONEY MARKET FUND
RATINGS:

AAAm -- Safety is excellent for money market funds with this rating. Capacity to maintain principal value and limit exposure to loss is superior.

AAm -- Safety is very good for money market funds with this rating. They have a strong capacity to maintain principal value and limit exposure to loss.

DESCRIPTION OF MOODY'S INVESTORS  SERVICE,  INC.'S TWO HIGHEST MONEY MARKET FUND
RATINGS:

Aaa -- Money market funds rated Aaa have superior quality assets and management.

Aa -- Money market funds rated Aa have strong quality assets and management.

                            PART C: OTHER INFORMATION

Item 23.          EXHIBITS

                  (a)(1) Amended and Restated Articles of Incorporation of the Registrant are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC via EDGAR on February 27, 1998 ("Post-Effective Amendment No. 18").

                  (a)(2) Articles Supplementary are incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed with the SEC via EDGAR on February 29, 2000 ("Post-Effective Amendment No. 21").

                  (b) Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 18.

                  (c)      Not Applicable.

                  (d)(1) Advisory Agreement between the Registrant, on behalf of the Domestic Prime Money Market Portfolio, and Gabelli Fixed Income LLC is incorporated by reference to Post-Effective Amendment No. 21.

                  (d)(2) Advisory Agreement between the Registrant, on behalf of the U.S. Treasury Money Market Portfolio, and Gabelli Fixed Income LLC is incorporated by reference to Post-Effective Amendment No. 21.

                  (d)(3) Advisory Agreement between the Registrant, on behalf of the Tax Exempt Money Market Portfolio, and Gabelli Fixed Income LLC is incorporated by reference to Post-Effective Amendment No. 21.

                  (d)(4) Advisory Agreement between the Registrant, on behalf of the Limited Term Portfolio, and Gabelli Fixed
                           Income LLC is incorporated by reference to Post-Effective Amendment No. 21.

                  (d)(5) Advisory Agreement between the Registrant, on behalf of the Tax Exempt Limited Term Portfolio, and Gabelli Fixed Income LLC is incorporated by reference to Post-Effective Amendment No. 21.


                  (d)(6)   Form  of  Expense  Limitation   Agreement  is   filed
                           herewith.


                  (e) Distribution Agreement between the Registrant and Gabelli & Company, Inc. is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement as filed with the SEC via EDGAR on March 1, 2001 ("Post-Effective Amendment No. 23").

                  (f)      Not Applicable.

                  (g)      Custody  Agreement  between  Registrant and Custodial
                           Trust  Company  is   incorporated   by  reference  to
                           Post-Effective Amendment No. 18.

                  (h)(1) Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 18.
                           (h)(2) Administration Agreement between the Registrant and Gabelli Funds, LLC is incorporated by reference to Post-Effective Amendment No. 18.


                  (i) Opinion and Consent of Counsel regarding the legality of the securities being registered incorporated by reference to Post-Effective Amendment No. 23.


                  (j)(1)   Consent of Independent Accountants is filed herewith.

                  (j)(2)   Consent of Counsel is filed herewith.

                  (j)(3)   Powers of Attorney for Felix J.  Christiana,  Anthony
                           J. Colavita, Richard N. Daniel, Dr. Robert C. Kolodny, Karl Otto Pohl, Anthony R. Pustorino, Dr. Werner J. Roeder, Anthonie C. van Ekris and Mary E. Hauck are incorporated by reference to Post-Effective Amendment No. 18.


                  (j)(4) Power of Attorney for Arthur V. Ferrara is filed herewith.



                  (k) Annual report for the fiscal year ended October 31, 2001 is incorporated by reference to Registrant's N-30D as filed with the SEC via EDGAR on December 28, 2001.


                  (l) Written assurance of Thomas E. O'Connor that his purchase of shares of the Registrant was for investment purposes without any present intention of redeeming or reselling is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed with the SEC on May 11, 1990.

                  (m) Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for each portfolio of the Registrant is incorporated by reference to Post-Effective Amendment No. 18.

                  (n)      Rule  18f-3   Multi-Class  Plan  is  incorporated  by
                           reference to Post-Effective Amendment No. 21.

                  (o)      Not Applicable.

                  (p) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company Inc., Gabelli Advisers, Inc. and Gabelli Fixed Income LLC is incorporated by reference to Post-Effective Amendment No. 23.

Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 25.          INDEMNIFICATION

                  Reference is made to Article Eighth of Registrant's Articles of Amendment and Restatement.

                  Subject to the requirements of the Investment Company Act of 1940 and rules promulgated thereunder, as from time to time amended, to the maximum extent permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who at the request of the Corporation, serve and have served another corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities.

                  The  Registrant  hereby  undertakes  that  it will  apply  the indemnification provisions of its Articles of Amendment and Restatement, its By-laws, the Advisory Agreement, the Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the SEC under the 1940 Act.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  Gabelli  Fixed  Income  LLC (the  "Adviser")  is a  registered
                  investment   adviser  providing   investment   management  and
                  administrative services to the Registrant.

                  The description of the Adviser under the caption "Management of the Portfolios" in the Prospectus and in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

Item 27.          PRINCIPAL UNDERWRITER

                  (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., The Gabelli Convertible Securities Fund, Inc., Gabelli Equity Series Funds, Inc., The Gabelli Equity Trust Inc., The Gabelli Global Multimedia Trust Inc., Gabelli Global Series Funds, Inc., Gabelli Gold Fund, Inc., The Gabelli Growth Fund, Gabelli International Growth Fund, Inc., Gabelli Investor Funds, Inc., The Gabelli Mathers Fund, The Gabelli Money Market Funds, The Gabelli Utilities Fund, The Gabelli Utility Trust, The Gabelli Value Fund Inc. and The Gabelli Westwood Funds.

                  (b) The information required by this Item 27 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

                  (c)      Not Applicable.

Item 28.          LOCATION OF ACCOUNTS AND RECORDS

                  All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of the Adviser, Gabelli Fixed Income LLC, One Corporate Center, Rye, New York 10580, PFPC Inc., 101 Federal Street, Boston. Massachusetts 02110, PFPC Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540 and Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, Massachusetts 02171.

Item 29.          MANAGEMENT SERVICES

                  Not Applicable.

Item 30.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE TREASURER'S
FUND, INC., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 30th day of January, 2002.

                                                THE TREASURER'S FUND, INC.


                                                By:      /S/ RONALD S. EAKER
                                                         -----------------------
                                                         Ronald S. Eaker
                                                         President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 24 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                       TITLE                        DATE

/S/ RONALD S. EAKER             President and Chief          January 30, 2002
---------------------------
Ronald S. Eaker                 Investment Officer

/S/ JUDITH RANERI               Secretary and Treasurer      January 30, 2002
---------------------------
Judith Raneri

ANTHONY J. COLAVITA*            Director                     January 30, 2002
---------------------------
Anthony J. Colavita

 ARTHUR V. FERRARA*             Director                     January 30, 2002
---------------------------
 Arthur V. Ferrara

MARY E. HAUCK*                  Director                     January 30, 2002
---------------------------
Mary E. Hauck

ROBERT C. KOLODNY, M.D.*        Director                     January 30, 2002
---------------------------
Robert C. Kolodny, M.D.

                                Director                     January 30, 2002
---------------------------
Robert J. Morrissey

KARL OTTO POHL*                 Director                     January 30, 2002
---------------------------
Karl Otto Pohl

ANTHONY R. PUSTORINO*           Director                     January 30, 2002
---------------------------
Anthony R. Pustorino

WERNER J. ROEDER*               Director                     January 30, 2002
---------------------------
Werner J. Roeder

ANTHONIE C. VAN EKRIS*          Director                     January 30, 2002
---------------------------
Anthonie C. van Ekris



*By:     /S/ RONALD  S. EAKER
         -------------------------
         Ronald S. Eaker
         Attorney-in-Fact

                              SCHEDULE OF EXHIBITS


         EXHIBIT NO.                DESCRIPTION



         (d)(6)                     Form of Expense Limitation Agreement.

         (j)(1)                     Consent of Independent Accountants.

         (j)(2)                     Consent of Counsel.

         (j)(4)                     Power of Attorney for Arthur V. Ferrara.